As filed with the Securities and Exchange Commission on October 29, 2025
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23761
NEUBERGER BERMAN ETF TRUST
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman ETF Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
 (Names and Addresses of agents for service)
Registrant’s telephone number, including area code: (212) 476-8800
Date of fiscal year end: August 31
Date of reporting period: August 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Shareholders.
(a)	Following are copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.
Neuberger Berman

China Equity ETF

Annual Shareholder Report

August 31, 2025

NBCE | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at nb.com/NBCE-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
China Equity ETF	$89	0.74%

How did the Fund perform last year?

During the year, the Fund generated a positive return, with communications and consumer names the primary contributors to performance. Chinese equities delivered strong returns, supported by resilient export activity in the first half and improving fundamentals beginning in September 2024. China policy pivots, technological advancements, and easing U.S.-China tensions lifted sentiment, while attractive Chinese equity valuations, amid declining Chinese bond yields, spurred capital rotation into Chinese equities, all of which provided a favorable backdrop for the Fund’s positive return.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in Communication Services, Consumer Staples, Consumer Discretionary and Energy sectors drove performance.

  Stock selection in IT and Industrials, as well as slight under-allocation to the IT sector versus the MSCI China A Onshore Index (Net).

  Holding undeployed cash during the strong market rally resulted in a performance drag.

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	China Equity ETF (at NAV) $16,779	MSCI China All Shares Index (Net) $15,244	MSCI China A Onshore Index (Net) $12,470
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,209	$10,108	$9,346
8/31/17	$15,520	$12,760	$10,428
8/31/18	$16,199	$11,722	$7,919
8/31/19	$16,031	$11,753	$8,820
8/31/20	$20,045	$16,217	$12,267
8/31/21	$22,740	$16,305	$13,800
8/31/22	$16,212	$12,338	$11,082
8/31/23	$13,602	$11,135	$9,648
8/31/24	$11,992	$10,611	$8,765
8/31/25	$16,779	$15,244	$12,470

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
China Equity ETF (at NAV)	39.92%	(3.48)%	5.31%
MSCI China All Shares Index (Net)	43.67%	(1.23)%	4.31%
MSCI China A Onshore Index (Net)	42.28%	0.33%	2.23%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The Fund commenced operations after the assets of another investment company, Neuberger Berman Greater China Equity Fund (the predecessor fund), were transferred to the Fund in a tax-free reorganization as of the close of business on October 13, 2023. The Fund has adopted the performance history of its predecessor fund. The information shown above prior to October 13, 2023 is for the predecessor fund's Institutional Class. The predecessor fund had different principal investment strategies, which included the use of a sub-adviser, prior to August 21, 2023. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.nb.com/en/us/products/etfs/china-equity-etf?view-all-funds=equities&section=performance.

Key Fund Statistics

Net Assets	$7,348,833
Number of Portfolio Holdings	71
Portfolio Turnover Rate	130%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Contemporary Amperex Technology Co. Ltd. Class A	3.5%
Montage Technology Co. Ltd. Class A	3.2%
China Merchants Bank Co. Ltd. Class A	3.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.9%
China Yangtze Power Co. Ltd. Class A	2.6%
Zhongji Innolight Co. Ltd. Class A	2.5%
Kweichow Moutai Co. Ltd. Class A	2.4%
China Pacific Insurance Group Co. Ltd. Class A	2.2%
Cambricon Technologies Corp. Ltd. Class A	2.1%
Sieyuan Electric Co. Ltd. Class A	2.0%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	23.0%
Financials	20.8%
Industrials	14.0%
Materials	9.6%
Consumer Staples	8.7%
Health Care	7.6%
Consumer Discretionary	6.0%
Utilities	2.6%
Communication Services	2.3%
Energy	2.1%
Real Estate	0.4%
Short-Term Investments	2.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Country Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
China	95.5%
United States	2.9%
Hong Kong	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/NBCE-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

Z0327 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

NBCE | NYSE Arca, Inc.

Neuberger Berman

Commodity Strategy ETF

Annual Shareholder Report

August 31, 2025

NBCM | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at nb.com/nbcm-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commodity Strategy ETF	$69	0.64%

How did the Fund perform last year?

Commodity market performance rose amid elevated inflation and geopolitical uncertainty. An overweight in live cattle versus the Bloomberg Commodity Index (the Index) and a position in feeder cattle boosted returns for the Fund. Positive contributions from positioning in corn offset losses from an underweight in soybeans. In energy, overweight positions in oil detracted (Brent & WTI). In precious metals, exposure to platinum (not in the Index) contributed. In soft commodities, an overweight in coffee offset losses from a position in white sugar. In power, an underweight position in U.S. natural gas offset losses from a position in Title Transfer Facility (TTF) natural gas.

Performance Attribution

Top Contributors

Top Detractors

  An overweight in Livestock and an underweight in Agriculture versus the Index

  An overweight in Energy and an underweight in Precious Metals versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Commodity Strategy ETF (at NAV) $16,830	MSCI All Country World Index (Net) $28,656	Bloomberg Commodity Index $13,948
8/31/15	$10,000	$10,000	$10,000
8/31/16	$9,125	$10,724	$9,124
8/31/17	$9,609	$12,560	$9,396
8/31/18	$10,186	$13,993	$9,444
8/31/19	$9,631	$13,954	$8,888
8/31/20	$8,835	$16,260	$8,541
8/31/21	$12,451	$20,916	$11,190
8/31/22	$15,123	$17,594	$14,291
8/31/23	$15,160	$20,048	$13,052
8/31/24	$14,724	$24,748	$12,479
8/31/25	$16,830	$28,656	$13,948

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Commodity Strategy ETF (at NAV)	14.31%	13.76%	5.34%
MSCI All Country World Index (Net)	15.79%	12.00%	11.10%
Bloomberg Commodity Index	11.77%	10.30%	3.38%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The Fund commenced operations after the assets of another investment company, Neuberger Berman Commodity Strategy Fund (the predecessor fund), were transferred to the Fund in a tax-free reorganization as of the close of business on October 21, 2022. The Fund has adopted the performance history of its predecessor fund. The information shown above prior to October 21, 2022 is for the predecessor fund's Institutional Class. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.nb.com/en/us/products/etfs/commodity-strategy-etf?section=performance.

On December 12, 2024, the Fund began comparing its performance to the MSCI All Country World Index (Net) in order to satisfy a change in regulatory requirements. The Bloomberg Commodity Index will be maintained as a secondary index as it shows how the Fund's performance compares to indices with characteristics that are more representative of the Fund's investment strategy than the MSCI All Country World Index (Net).

Key Fund Statistics

Net Assets	$253,531,057
Number of Portfolio Holdings	191
Portfolio Turnover Rate	102%
Total Investment Advisory Fees Paid	$850,862

What did the Fund invest in?

Top Commodity Holdings -  Long

(as a % of Total Notional Value)

Gold 100 Oz	16.7%
Copper	16.0%
Primary Aluminum	13.6%
Brent Crude	6.5%
Natural Gas	6.2%
WTI Crude	5.1%
Nickel	4.6%
Soybean	4.6%
Corn	4.5%
Live Cattle	4.4%

Top Commodity Holdings - Short

(as % of Total Notional Value)

Copper	(10.1)%
Primary Aluminum	(9.6)%
Nickel	(3.1)%
Lead	(2.9)%
Zinc	(2.9)%
Tin	(0.8)%
Palladium	(0.4)%
Wheat	(0.0)%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/nbcm-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0330 10/25

Annual Shareholder Report

August 31, 2025

NBCM | NYSE Arca, Inc.

Neuberger Berman

Core Equity ETF

Annual Shareholder Report

August 31, 2025

NBCR | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at nb.com/nbcr-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Equity ETF	$31	0.29%

How did the Fund perform last year?

For the year, while the Fund generated a positive total return, it underperformed its benchmark, the Russell 1000® Index (the Index) for the same period. Key contributors to relative performance included owning Carnival and not holding certain names in the IT and Financials sectors. Detractors from relative performance were not owning or limited exposure to certain outperforming names in the Index.

Performance Attribution

Top Contributors

Top Detractors

  Consumer Discretionary sector

  Industrials sector

  IT sector

  Health Care sector

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Core Equity ETF (at NAV) $11,810	S&P 500® Index $11,869	Russell 1000® Index $11,899
7/31/2024	$10,000	$10,000	$10,000
8/31/2024	$10,218	$10,243	$10,237
11/30/2024	$10,874	$10,975	$11,051
2/28/2025	$10,772	$10,868	$10,891
5/31/2025	$10,781	$10,827	$10,851
8/31/2025	$11,810	$11,869	$11,899

Average Annual Total Returns

Name	1 Year	Since Inception 7/31/24
Core Equity ETF (at NAV)	15.57%	16.57%
S&P 500® Index	15.88%	17.11%
Russell 1000® Index	16.24%	17.38%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.nb.com/en/us/products/etfs/core-equity-etf?section=performance.

Key Fund Statistics

Net Assets	$388,066,614
Number of Portfolio Holdings	198
Portfolio Turnover Rate	44%
Total Investment Advisory Fees Paid	$197,052

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

NVIDIA Corp.	7.0%
Microsoft Corp.	6.6%
Apple, Inc.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	3.1%
Meta Platforms, Inc. Class A	2.7%
Broadcom, Inc.	2.4%
JPMorgan Chase & Co.	1.9%
Alphabet, Inc. Class C	1.8%
Tesla, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.8%
Financials	15.1%
Consumer Discretionary	11.6%
Communication Services	11.4%
Industrials	9.0%
Health Care	8.8%
Consumer Staples	4.4%
Energy	2.9%
Materials	2.6%
Utilities	2.3%
Real Estate	1.4%
Exchange-Traded Funds	0.7%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/nbcr-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

Z0593 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

NBCR | NYSE Arca, Inc.

Neuberger Berman

Disrupters ETF

Annual Shareholder Report

August 31, 2025

NBDS | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at nb.com/NBDS-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disrupters ETF	$60	0.55%

How did the Fund perform last year?

The Fund performed well on an absolute basis due to its relatively high exposure to AI enablers and beneficiaries. It benefitted from increased consumer preference for streaming digital entertainment and social networking. Uncertainty on the duration of the powerful upcycle in semiconductor and semiconductor capital equipment put some relative pressure on the Fund while infrastructure and power demands catalyzed by AI helped to drive growth in key portfolio holdings. Disruptive technologies in online trading of financial products was a tailwind.

Performance Attribution

Top Contributors

Top Detractors

  Financial Services industry group within the Financials sector

  Communication Services and Utilities sectors

  IT, Health Care and Industrials sectors

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Disrupters ETF (at NAV) $14,361	Russell 3000® Index $14,901	Russell 1000® Growth Index $16,854	Russell Midcap® Growth Index $14,928	Russell 2000® Growth Index $12,679
4/6/22	$10,000	$10,000	$10,000	$10,000	$10,000
5/31/22	$8,157	$9,209	$8,771	$8,737	$8,839
8/31/22	$8,090	$8,886	$8,624	$8,776	$9,134
11/30/22	$8,052	$9,178	$8,616	$9,134	$9,249
2/28/23	$8,232	$9,020	$8,517	$9,243	$9,413
5/31/23	$9,110	$9,396	$9,608	$9,240	$9,076
8/31/23	$9,689	$10,197	$10,516	$9,917	$9,753
11/30/23	$9,855	$10,336	$10,871	$10,045	$9,172
2/29/24	$11,841	$11,600	$12,429	$11,556	$10,749
5/31/24	$11,804	$11,988	$12,837	$11,264	$10,744
8/31/24	$12,331	$12,863	$13,750	$11,808	$11,476
11/30/24	$12,873	$13,900	$15,007	$14,070	$12,881
2/28/25	$12,541	$13,634	$14,884	$13,237	$11,375
5/31/25	$12,884	$13,561	$15,099	$13,882	$11,115
8/31/25	$14,361	$14,901	$16,854	$14,928	$12,679

Average Annual Total Returns

Name	1 Year	Since Inception 4/6/22
Disrupters ETF (at NAV)	16.47%	11.21%
Russell 3000® Index	15.84%	12.42%
Russell 1000® Growth Index	22.58%	16.57%
Russell Midcap® Growth Index	26.42%	12.49%
Russell 2000® Growth Index	10.48%	7.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.nb.com/en/us/products/etfs/disrupters-etf?section=performance.

Key Fund Statistics

Net Assets	$26,868,456
Number of Portfolio Holdings	30
Portfolio Turnover Rate	34%
Total Investment Advisory Fees Paid	$122,240

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

NVIDIA Corp.	9.4%
Spotify Technology SA	5.6%
Robinhood Markets, Inc. Class A	5.0%
Amazon.com, Inc.	4.7%
Intuitive Surgical, Inc.	4.3%
Snowflake, Inc.	4.2%
Nova Ltd.	4.0%
Tradeweb Markets, Inc. Class A	3.9%
Shopify, Inc. Class A	3.6%
ARM Holdings PLC ADR	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	52.3%
Financials	11.2%
Consumer Discretionary	9.8%
Communication Services	8.9%
Industrials	8.1%
Health Care	4.3%
Utilities	3.4%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/NBDS-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

Z0220 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

NBDS | NYSE Arca, Inc.

Neuberger Berman

Growth ETF

Annual Shareholder Report

August 31, 2025

NBGX | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of December 18, 2024 to August 31, 2025. You can find additional information about the Fund at nb.com/NBGX-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Growth ETF	$32	0.43%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.
Footnote**	Annualized.

How did the Fund perform over the period?

The Fund outperformed the Russell 1000® Growth Index (the Index) primarily driven by stock selection decisions. Positioning in the Consumer Discretionary sector positively impacted relative performance as a result of defensive positioning within the sector by the Fund. In addition, while holdings in the Industrials sector positively impacted relative performance, holdings in the Capital Goods industry group within that sector were the largest tailwind.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Consumer Discretionary and Industrials sectors

  An overweight in the Communication Services and Utilities sectors and an underweight in the Health Care sector versus the Index

  Stock selection in the IT sector and, to a lesser extent, in the Utilities sector

  An underweight in the IT sector versus the Index and cash effect detracted relatively due to strong overall performance in the category

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Growth ETF (at NAV) $11,211	S&P 500® Index $11,101	Russell 1000® Growth Index $11,096
12/18/24	$10,000	$10,000	$10,000
2/28/25	$9,987	$10,165	$9,799
5/31/25	$10,184	$10,126	$9,940
8/31/25	$11,211	$11,101	$11,096

Cumulative Total Returns

Name	Since Inception 12/18/24
Growth ETF (at NAV)	12.11%
S&P 500® Index	11.01%
Russell 1000® Growth Index	10.96%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.nb.com/en/us/products/etfs/growth-etf?section=performance.

Key Fund Statistics

Net Assets	$12,224,610
Number of Portfolio Holdings	55
Portfolio Turnover Rate	29%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	11.9%
NVIDIA Corp.	9.1%
Amazon.com, Inc.	7.8%
Meta Platforms, Inc. Class A	6.1%
Broadcom, Inc.	5.4%
Alphabet, Inc. Class A	5.3%
Apple, Inc.	4.9%
Mastercard, Inc. Class A	2.9%
Netflix, Inc.	2.5%
Visa, Inc. Class A	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	41.7%
Communication Services	16.1%
Consumer Discretionary	13.7%
Financials	9.3%
Industrials	7.8%
Health Care	5.6%
Consumer Staples	3.2%
Utilities	1.5%
Energy	0.5%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/NBGX-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

AA0058 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

NBGX | NYSE Arca, Inc.

Neuberger Berman

Japan Equity ETF

Annual Shareholder Report

August 31, 2025

NBJP | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of September 11, 2024 to August 31, 2025. You can find additional information about the Fund at nb.com/nbjp-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Japan Equity ETF	$52	0.49%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.
Footnote**	Annualized.

How did the Fund perform over the period?

Despite volatile global macroeconomic conditions, Japanese equities continued to exhibit resilient performance on the back of investor optimism towards signs of the Japanese economy exiting deflation, normalizing monetary policy and ongoing corporate governance reforms. During the period, the Fund underperformed the MSCI Japan Index (Net) (the Index), despite positive stock selection. The Fund continued to invest in Japanese companies with strong fundamentals and a growth profile priced at what it believed to be reasonable valuations with a tilt towards businesses that generate more revenues from the Japanese economy.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Consumer Discretionary, Materials, Industrials and IT sectors

  Relative to the Index, an underweight to the Consumer Staples and Health Care sectors

  An overweight, relative to the Index, to the Industrials sector

  Stock selection in the Communication Services and Financials sectors

  Relative to the Index, an underweight to the Communication Services sector

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Japan Equity ETF (at NAV) $11,853	MSCI Japan Index (Net) $11,854
9/11/24	$10,000	$10,000
11/30/24	$9,965	$10,095
2/28/25	$9,817	$10,079
5/31/25	$11,177	$11,052
8/31/25	$11,853	$11,854

Cumulative Total Returns

Name	Since Inception 9/11/24
Japan Equity ETF (at NAV)	18.53%
MSCI Japan Index (Net)	18.54%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.nb.com/en/us/products/etfs/japan-equity-etf?section=performance.

Key Fund Statistics

Net Assets	$35,289,942
Number of Portfolio Holdings	59
Portfolio Turnover Rate	59%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Tokio Marine Holdings, Inc.	4.8%
Toyota Motor Corp.	3.5%
Kinden Corp.	3.3%
Sony Group Corp.	3.3%
Niterra Co. Ltd.	3.1%
Resona Holdings, Inc.	3.1%
SCSK Corp.	3.0%
Mitsubishi Logistics Corp.	3.0%
USS Co. Ltd.	2.8%
East Japan Railway Co.	2.8%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	33.1%
Consumer Discretionary	22.5%
Financials	15.0%
Information Technology	8.9%
Materials	6.2%
Real Estate	5.6%
Health Care	4.2%
Communication Services	3.9%
Consumer Staples	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Country Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Japan	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/nbjp-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

AA0060 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

NBJP | NYSE Arca, Inc.

Neuberger Berman

Option Strategy ETF

Annual Shareholder Report

August 31, 2025

NBOS | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at nb.com/NBOS-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Option Strategy ETF	$58	0.55%

How did the Fund perform last year?

Fund performance was supported by positive S&P 500® Index trends, overcoming a brief April drawdown driven by new tariff policies. Healthy levels of volatility favored option strategies, with an April spike followed by normalization near historical averages. Both the Fund’s option strategy and collateral portfolio sleeves contributed positively: market uncertainty supported option premiums, while normal interest rates boosted collateral returns.

Performance Attribution

Top Contributors

Top Detractors

  S&P 500 Index Options

  Collateral portfolio

None

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Option Strategy ETF (at NAV) $19,851	S&P 500® Index $35,066	50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index $15,770
9/16/16	$10,000	$10,000	$10,000
8/31/17	$11,231	$11,740	$11,083
8/31/18	$11,918	$14,048	$11,724
8/31/19	$11,923	$14,459	$11,158
8/31/20	$12,848	$17,631	$10,970
8/31/21	$15,747	$23,125	$13,053
8/31/22	$14,408	$20,529	$12,251
8/31/23	$16,234	$23,802	$13,277
8/31/24	$17,992	$30,261	$14,949
8/31/25	$19,851	$35,066	$15,770

Average Annual Total Returns

Name	1 Year	5 Years	Since Inception 9/16/16
Option Strategy ETF (at NAV)	10.30%	9.09%	7.95%
S&P 500® Index	15.88%	14.74%	15.02%
50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index	5.49%	7.53%	5.21%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The Fund commenced operations after the assets of another investment company, Neuberger Berman U.S. Equity Index PutWrite Strategy Fund (the predecessor fund), were transferred to the Fund in a tax-free reorganization as of the close of business on January 26, 2024. The Fund has adopted the performance history of its predecessor fund. The information shown above prior to January 26, 2024 is for the predecessor fund's Institutional Class. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.nb.com/en/us/products/etfs/option-strategy-etf?section=performance.

Key Fund Statistics

Net Assets	$436,560,622
Number of Portfolio Holdings	25
Portfolio Turnover Rate	112%
Total Investment Advisory Fees Paid	$1,749,574

What did the Fund invest in?

Top Ten Options Exposure

(as a % of Total Notional Value of Put Options Written)

SPDR S&P 500 ETF Trust $644, due 09/19/25	22.4%
SPDR S&P 500 ETF Trust $637, due 09/05/25	20.7%
SPDR S&P 500 ETF Trust $642.5, due 09/26/25	11.9%
SPDR S&P 500 ETF Trust $641, due 09/12/25	11.0%
SPDR S&P 500 ETF Trust $643, due 09/12/25	7.2%
SPDR S&P 500 ETF Trust $644, due 09/12/25	6.9%
SPDR S&P 500 ETF Trust $642, due 09/26/25	6.1%
SPDR S&P 500 ETF Trust $645, due 09/26/25	3.4%
SPDR S&P 500 ETF Trust $632, due 09/05/25	2.3%
SPDR S&P 500 ETF Trust $647, due 09/05/25	2.3%

Collateral Securities

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury Obligations	Value
Less than 1 year	52.2%
1 to 3 years	41.3%
Short-Term Investments	6.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/NBOS-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

Z0323 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

NBOS | NYSE Arca, Inc.

Neuberger Berman

Small-Mid Cap ETF

Annual Shareholder Report

August 31, 2025

NBSM | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at nb.com/nbsm-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Mid Cap ETF	$70	0.70%

How did the Fund perform last year?

Over the past twelve months, the small-mid cap market has been quite volatile, with investors reacting strongly to a series of policy announcements and macroeconomic data points. For much of the period, highly speculative companies, many of which we believe are lower quality, materially outperformed and the stocks in our high-quality focused Fund, were generally out of favor. Consequently, during the period, the Fund posted a negative return and lagged the Russell 2500TM Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Our lack of exposure to biotechnology firms, which are present in the Index and down sharply, added value

  Overweight positions in the Industrials and IT sectors versus the Index

  A number of the Fund’s holdings declined for company specific reasons (primarily IT and Industrials names)

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Small-Mid Cap ETF (at NAV) $10,331	Russell 3000® Index $12,537	Russell 2500™ Index $11,539
3/20/2024	$10,000	$10,000	$10,000
5/31/2024	$10,039	$10,087	$9,935
8/31/2024	$10,395	$10,823	$10,486
11/30/2024	$11,090	$11,695	$11,581
2/28/2025	$9,981	$11,471	$10,567
5/31/2025	$9,656	$11,410	$10,281
8/31/2025	$10,331	$12,537	$11,539

Average Annual Total Returns

Name	1 Year	Since Inception 3/20/24
Small-Mid Cap ETF (at NAV)	(0.62)%	2.27%
Russell 3000® Index	15.84%	16.88%
Russell 2500™ Index	10.04%	10.38%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.nb.com/en/us/products/etfs/small-mid-cap-etf?section=performance.

Key Fund Statistics

Net Assets	$181,904,203
Number of Portfolio Holdings	61
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$889,568

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Colliers International Group, Inc.	2.5%
RBC Bearings, Inc.	2.5%
Gates Industrial Corp. PLC	2.4%
Valmont Industries, Inc.	2.4%
Fair Isaac Corp.	2.2%
ITT, Inc.	2.2%
Tidewater, Inc.	2.2%
Toro Co.	2.2%
Lincoln Electric Holdings, Inc.	2.1%
Littelfuse, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	37.0%
Information Technology	17.2%
Financials	13.6%
Consumer Discretionary	7.1%
Energy	5.1%
Health Care	4.6%
Real Estate	4.5%
Communication Services	2.9%
Utilities	2.9%
Materials	2.1%
Consumer Staples	1.4%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at nb.com/nbsm-documents or upon request at 800.877.9700 or fundinfo@nb.com.

Effective April 1, 2025, the Fund's management fee of 0.60% of average daily net assets was reduced to 0.51% of average daily net assets, and the Fund’s contractual expense limitation was correspondingly reduced by 0.09%.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/nbsm-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

Z0331 10/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

August 31, 2025

NBSM | NYSE Arca, Inc.

(b)	Not applicable to the Registrant.

Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman ETF Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Alternative Funds’ Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Michael J. Cosgrove, Martha C. Goss and Deborah C. McLean. Mr. Cosgrove, Ms. Goss and Ms. McLean are independent trustees as defined by Form N-CSR.

Item 4.  Principal Accountant Fees and Services.
Ernst & Young, LLP (“E&Y”) serves as independent registered public accounting firm to each series of the Registrant.
(a) Audit Fees
The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $234,225 and $220,700 for the fiscal years ended 2024 and 2025, respectively.
(b) Audit-Related Fees
The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Audit Fees were $0 and $0 for the fiscal years ended 2024 and 2025, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2024 and 2025, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(c) Tax Fees
The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $159,870 and $175,600 for the fiscal years ended 2024 and 2025, respectively. The nature of the services provided includes preparation of the Federal and State tax extensions and tax returns, review of annual excise tax calculations, and preparation of form 8613, in addition to assistance with the identification of Passive Foreign Investment Companies, assistance with determination of various foreign withholding taxes, and assistance with Internal Revenue Code and tax regulation requirements for fund investments. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2024 and 2025, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(d) All Other Fees
The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal years ended 2024 and 2025, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2024 and 2025, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(e)  Audit Committee’s Pre-Approval Policies and Procedures
(1) The Audit Committee’s pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.
(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Hours Attributed to Other Persons
Not applicable.
(g) Non-Audit Fees
Non-audit fees billed by E&Y for services rendered to the Registrant were $159,870 and $175,600 for the fiscal years ended 2024 and 2025, respectively.
Non-audit fees billed by E&Y for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $0 and $0 for the fiscal years ended 2024 and 2025, respectively.
(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y’s independence.
(i)  Not applicable.
(j)  Not applicable.

Item 5.  Audit Committee of Listed Registrants.
(a)
The Board has established a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Its members are Michael J. Cosgrove (Chair), Martha C. Goss (Vice Chair), Deborah C. McLean, and Paul M. Nakasone.

(b)	Not applicable to the Registrant.

Item 6.  Investments.
(a)	The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman
ETF Trust

China Equity ETF
Commodity Strategy ETF
Core Equity ETF
Disrupters ETF
Growth ETF
Japan Equity ETF
Option Strategy ETF
Small-Mid Cap ETF

Annual Financial Statements and Other Information
August 31, 2025

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend August 31, 2025 (Unaudited)

Neuberger Berman ETF Trust
Counterparties:
SSB	= State Street Bank and Trust Company
Other Abbreviations:
ADR	= American Depositary Receipt
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate
Currency Abbreviations:
USD	= United States Dollar

Schedule of Investments China Equity ETF^
August 31, 2025

Number of Shares		Value
Common Stocks 98.7%
Air Freight & Logistics 0.7%
21,200	Jiangsu Azure Corp. Class A	$53,564
Automobile Components 3.1%
28,000	Minth Group Ltd.	118,953
20,900	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	109,223
		228,176
Automobiles 0.5%
2,100	BYD Co. Ltd. Class A	33,597
Banks 9.8%
54,400	Bank of Hangzhou Co. Ltd. Class A	121,259
80,600	Bank of Jiangsu Co. Ltd. Class A	122,610
37,300	China Merchants Bank Co. Ltd. Class A	224,776
120,000	Chongqing Rural Commercial Bank Co. Ltd. Class A	106,014
138,500	Industrial & Commercial Bank of China Ltd. Class A	144,556
		719,215
Beverages 5.8%
2,800	Eastroc Beverage Group Co. Ltd. Class A	121,442
848	Kweichow Moutai Co. Ltd. Class A	176,401
4,458	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	126,608
		424,451
Biotechnology 4.3%
4,000	Akeso, Inc.*(a)	80,566
3,869	BeOne Medicines Ltd. Class A*	151,260
6,500	Innovent Biologics, Inc.*(a)	81,237
		313,063
Capital Markets 7.6%
47,600	China Galaxy Securities Co. Ltd. Class A	123,731
43,200	China International Capital Corp. Ltd. Class H(a)	118,505
26,000	East Money Information Co. Ltd. Class A	105,542
1,500	Hong Kong Exchanges & Clearing Ltd.	87,882
40,800	Huatai Securities Co. Ltd. Class A	124,241
		559,901
Chemicals 3.9%
36,300	Guangzhou Tinci Materials Technology Co. Ltd. Class A	109,699
9,100	Xinxiang Richful Lube Additive Co. Ltd. Class A	78,787
Number of Shares		Value
Chemicals – cont'd
17,600	Zhejiang Juhua Co. Ltd. Class A	$95,575
		284,061
Communications Equipment 2.6%
3,800	Zhongji Innolight Co. Ltd. Class A	188,677
Electrical Equipment 6.4%
6,000	Contemporary Amperex Technology Co. Ltd. Class A	257,799
12,400	Sieyuan Electric Co. Ltd. Class A	152,440
4,200	Sungrow Power Supply Co. Ltd. Class A	58,893
		469,132
Electronic Equipment, Instruments & Components 6.3%
9,900	Foxconn Industrial Internet Co. Ltd. Class A	74,715
21,500	Luxshare Precision Industry Co. Ltd. Class A	138,650
15,500	Shenzhen Sunlord Electronics Co. Ltd. Class A	70,880
10,800	Sunny Optical Technology Group Co. Ltd.	116,324
12,900	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	58,850
		459,419
Energy Equipment & Services 1.3%
14,800	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	98,595
Entertainment 1.1%
220,000	Damai Entertainment Holdings Ltd.*	32,971
20,900	Perfect World Co. Ltd. Class A	48,902
		81,873
Food Products 0.7%
6,600	Yantai China Pet Foods Co. Ltd. Class A	55,068
Health Care Equipment & Supplies 0.9%
1,900	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	64,809
Hotels, Restaurants & Leisure 0.8%
1,350	Yum China Holdings, Inc.	60,833
Household Durables 1.7%
12,400	Midea Group Co. Ltd. Class A	128,330
Independent Power and Renewable Electricity Producers 2.6%
48,900	China Yangtze Power Co. Ltd. Class A	192,923
Insurance 3.7%
29,600	China Pacific Insurance Group Co. Ltd. Class A	167,609

See Notes to Financial Statements

Schedule of Investments China Equity ETF^  (cont’d)

Number of Shares		Value
Insurance – cont'd
12,200	Ping An Insurance Group Co. of China Ltd. Class A	$102,653
		270,262
Interactive Media & Services 1.2%
59,500	Meitu, Inc.*(a)	90,659
Life Sciences Tools & Services 1.0%
8,300	Hangzhou Tigermed Consulting Co. Ltd. Class A	73,976
Machinery 7.1%
23,940	Hangcha Group Co. Ltd. Class A	78,082
3,300	Leader Harmonious Drive Systems Co. Ltd. Class A	69,781
21,400	Neway Valve Suzhou Co. Ltd. Class A	99,796
24,400	Sany Heavy Industry Co. Ltd. Class A	72,035
8,100	Shenzhen Inovance Technology Co. Ltd. Class A	85,371
55,000	Weichai Power Co. Ltd. Class A	116,964
		522,029
Metals & Mining 5.9%
49,900	Baoshan Iron & Steel Co. Ltd. Class A	48,565
39,300	Chifeng Jilong Gold Mining Co. Ltd. Class A	145,161
28,000	China Hongqiao Group Ltd.	92,164
5,400	China Rare Earth Resources & Technology Co. Ltd. Class A*	44,229
58,300	CMOC Group Ltd. Class A	101,291
		431,410
Oil, Gas & Consumable Fuels 0.8%
39,300	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	57,131
Personal Care Products 2.3%
12,200	Giant Biogene Holding Co. Ltd.(a)	84,974
7,300	Shanghai Chicmax Cosmetic Co. Ltd. Class H	85,160
		170,134
Pharmaceuticals 1.6%
12,700	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	118,034
Number of Shares		Value
Real Estate Management & Development 0.4%
27,600	Poly Developments & Holdings Group Co. Ltd. Class A	$30,862
Semiconductors & Semiconductor Equipment 10.9%
750	Cambricon Technologies Corp. Ltd. Class A*	157,068
27,400	Flat Glass Group Co. Ltd. Class A	68,303
9,000	Hua Hong Semiconductor Ltd. Class H*(a)	62,312
13,956	Montage Technology Co. Ltd. Class A	240,755
1,465	NAURA Technology Group Co. Ltd. Class A	76,565
4,900	Smartsens Technology Shanghai Co. Ltd. Class A	75,761
12,300	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	117,624
		798,388
Technology Hardware, Storage & Peripherals 3.7%
6,500	Huaqin Technology Co. Ltd. Class A	89,693
8,000	Ugreen Group Ltd. Class A	75,765
15,600	Xiaomi Corp. Class B*(a)	106,468
		271,926

Total Common Stocks (Cost $5,780,292)		7,250,498

Short-Term Investments 2.9%
Investment Companies 2.9%
214,364	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.23%(b) (Cost $214,364)	214,364
Total Investments 101.6% (Cost $5,994,656)		7,464,862
Liabilities Less Other Assets (1.6)%		(116,029)
Net Assets 100.0%		$7,348,833

*	Non-income producing security.

See Notes to Financial Statements

Schedule of Investments China Equity ETF^  (cont’d)

(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at August 31, 2025 amounted to $624,721, which represents 8.5% of net assets of the
Fund.

(b)	Represents 7-day effective yield as of August 31, 2025.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
China	$7,129,645	97.0%
Hong Kong	120,853	1.7%
Short-Term Investments and Other Liabilities—Net	98,335	1.3%
	$7,348,833	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$—	$7,250,498	$—	$7,250,498
Short-Term Investments	—	214,364	—	214,364
Total Investments	$—	$7,464,862	$—	$7,464,862

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^
August 31, 2025

Principal Amount		Value
U.S. Treasury Obligations 4.3%
	U.S. Treasury Bills
$1,000,000	4.20%, due 10/2/2025	$996,483 (a)
10,000,000	4.19%, due 10/7/2025	9,959,167 (a)
Total U.S. Treasury Obligations (Cost $10,954,460)		10,955,650
Asset-Backed Securities 14.0%
Automobiles 11.0%
	BMW Vehicle Lease Trust
668,925	Series 2024-2, Class A2A, 4.29%, due 1/25/2027	669,110
670,000	Series 2025-1, Class A2A, 4.43%, due 9/27/2027	671,701
245,293	BofA Auto Trust, Series 2024-1A, Class A2, 5.57%, due 12/15/2026	245,514 (b)
793,511	Capital One Prime Auto Receivables Trust, Series 2024-1, Class A2A, 4.61%, due 10/15/2027	794,294
	CarMax Auto Owner Trust
47,651	Series 2024-1, Class A2A, 5.30%, due 3/15/2027	47,686
445,320	Series 2024-4, Class A2A, 4.67%, due 12/15/2027	446,104
674,000	Series 2025-3, Class A2A, 4.42%, due 8/15/2028	675,691
290,252	Citizens Auto Receivables Trust, Series 2024-2, Class A2A, 5.54%, due 11/16/2026	290,502 (b)
1,071,662	Ford Credit Auto Lease Trust, Series 2025-A, Class A2A, 4.57%, due 8/15/2027	1,073,620
	Ford Credit Auto Owner Trust
408,160	Series 2024-A, Class A2A, 5.32%, due 1/15/2027	408,542
1,733,000	Series 2025-A, Class A2A, 4.47%, due 12/15/2027	1,736,425
	GM Financial Consumer Automobile Receivables Trust
439,366	Series 2024-3, Class A2A, 5.35%, due 6/16/2027	440,259
907,000	Series 2025-3, Class A2A, 4.32%, due 6/16/2028	909,049
	Honda Auto Receivables Owner Trust
455,518	Series 2024-4, Class A2, 4.56%, due 3/15/2027	455,888
2,081,000	Series 2025-3, Class A2A, 4.19%, due 3/21/2028	2,082,379
57,975	Huntington Auto Trust, Series 2024-1A, Class A2, 5.50%, due 3/15/2027	58,007 (b)
	Hyundai Auto Lease Securitization Trust
22,955	Series 2024-A, Class A2A, 5.15%, due 6/15/2026	22,963 (b)
766,000	Series 2025-C, Class A2A, 4.37%, due 1/18/2028	768,464 (b)
	Hyundai Auto Receivables Trust
44,831	Series 2023-C, Class A2A, 5.80%, due 1/15/2027	44,857
152,817	Series 2024-A, Class A2A, 5.29%, due 4/15/2027	153,057
221,084	Series 2024-B, Class A2A, 5.15%, due 6/15/2027	221,573
356,832	Series 2024-C, Class A2A, 4.53%, due 9/15/2027	357,208
841,000	Series 2025-A, Class A2A, 4.33%, due 12/15/2027	841,803
	Nissan Auto Receivables Owner Trust
643,395	Series 2024-B, Class A2A, 4.51%, due 6/15/2027	643,822
1,489,000	Series 2025-A, Class A2A, 4.50%, due 2/15/2028	1,494,396
683,273	Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A2A, 4.47%, due 12/21/2026	683,332 (b)
521,929	SBNA Auto Lease Trust, Series 2025-A, Class A2, 4.68%, due 4/20/2027	522,346 (b)
	SFS Auto Receivables Securitization Trust
604,436	Series 2024-2A, Class A2, 5.71%, due 10/20/2027	605,342 (b)
519,000	Series 2025-2A, Class A2, 4.52%, due 11/20/2028	520,289 (b)
291,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class A2, 4.31%, due 5/22/2028	291,551 (b)
197,566	Tesla Auto Lease Trust, Series 2024-B, Class A2A, 4.79%, due 1/20/2027	197,719 (b)
	Toyota Auto Receivables Owner Trust
503,744	Series 2024-D, Class A2A, 4.55%, due 8/16/2027	504,173

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$1,369,151	Series 2025-A, Class A2A, 4.48%, due 11/15/2027	$1,370,442
1,900,000	Series 2025-C, Class A2A, 4.29%, due 6/15/2028	1,904,394
883,255	Toyota Lease Owner Trust, Series 2025-A, Class A2A, 4.58%, due 7/20/2027	885,663 (b)
874,000	USB Auto Owner Trust, Series 2025-1A, Class A2, 4.51%, due 6/15/2028	876,675 (b)
162,226	Volkswagen Auto Lease Trust, Series 2024-A, Class A2A, 5.40%, due 12/21/2026	162,662
	Volkswagen Auto Loan Enhanced Trust
1,245,507	Series 2024-1, Class A2A, 4.65%, due 11/22/2027	1,247,906
1,615,000	Series 2025-1, Class A2A, 4.51%, due 1/20/2028	1,617,496
703,784	World Omni Auto Receivables Trust, Series 2025-A, Class A2A, 4.49%, due 4/17/2028	704,476
317,424	World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2A, 4.35%, due 12/15/2027	317,530
		27,964,910
Other 3.0%
138,640	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, due 6/21/2028	138,960 (b)
183,661	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, due 1/21/2031	185,499 (b)
143,136	Auxilior Term Funding LLC, Series 2024-1A, Class A2, 5.84%, due 3/15/2027	143,821 (b)
354,626	CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, due 9/16/2030	356,505 (b)
	CNH Equipment Trust
38,225	Series 2024-A, Class A2, 5.19%, due 7/15/2027	38,246
271,334	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.40%), 4.74%, due 10/15/2027	271,473 (c)
1,098,000	Series 2025-A, Class A2A, 4.30%, due 8/15/2028	1,099,516
31,948	Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60%, due 4/15/2026	31,963
214,410	Dell Equipment Finance Trust, Series 2024-1, Class A2, 5.58%, due 3/22/2030	214,700 (b)
	DLLAA LLC
118	Series 2023-1A, Class A2, 5.93%, due 7/20/2026	118 (b)
292,000	Series 2025-1A, Class A2, 4.70%, due 10/20/2027	292,791 (b)
429,083	Dllad LLC, Series 2024-1A, Class A2, 5.50%, due 8/20/2027	431,270 (b)
478,000	DLLAD LLC, Series 2025-1A, Class A2, 4.46%, due 11/20/2028	479,477 (b)
5,197	DLLST LLC, Series 2024-1A, Class A2, 5.33%, due 1/20/2026	5,198 (b)
380,000	HPEFS Equipment Trust, Series 2025-1A, Class A2, 4.49%, due 9/20/2032	380,969 (b)
	John Deere Owner Trust
217,261	Series 2024-A, Class A2A, 5.19%, due 2/16/2027	217,460
909,000	Series 2025-B, Class A2A, 4.28%, due 7/17/2028	911,414
768,000	Kubota Credit Owner Trust, Series 2025-2A, Class A2, 4.48%, due 4/17/2028	771,182 (b)
	Verizon Master Trust
474,000	Series 2023-5, Class A1B, (30 day USD SOFR Average + 0.68%), 5.03%, due 9/8/2028	474,241 (c)
1,113,000	Series 2024-3, Class A1B, (30 day USD SOFR Average + 0.58%), 4.92%, due 4/22/2030	1,115,709 (c)
		7,560,512
Total Asset-Backed Securities (Cost $35,457,657)		35,525,422

Corporate Bonds 58.1%
Aerospace & Defense 1.1%
2,649,000	General Electric Co., (3 mo. USD Term SOFR + 0.64%), 4.96%, due 5/5/2026	2,654,840 (c)
Agriculture 1.0%
2,520,000	Philip Morris International, Inc., (Secured Overnight Financing Rate + 0.83%), 5.20%, due 4/28/2028	2,537,281 (c)

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  (cont’d)

Principal Amount		Value

Auto Manufacturers 1.0%
$905,000	General Motors Financial Co., Inc., 5.40%, due 4/6/2026	$909,254
1,700,000	Toyota Motor Credit Corp., (Secured Overnight Financing Rate Index + 0.45%), 4.81%, due 4/10/2026	1,702,468 (c)
2,611,722
Banks 21.3%
Bank of America Corp.
1,755,000	1.20%, due 10/24/2026	1,746,788 (d)
2,395,000	(Secured Overnight Financing Rate + 1.35%), 5.71%, due 9/15/2027	2,417,559 (c)
1,190,000	(Secured Overnight Financing Rate + 1.05%), 5.42%, due 2/4/2028	1,200,800 (c)
2,750,000	Bank of New York Mellon Corp., (Secured Overnight Financing Rate Index + 0.68%), 5.04%, due 6/9/2028	2,757,858 (c)
5,265,000	Citibank NA, (Secured Overnight Financing Rate + 0.71%), 5.08%, due 11/19/2027	5,274,306 (c)
2,120,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 5.18%, due 1/28/2028	2,119,180 (c)
Goldman Sachs Group, Inc.
1,045,000	(Secured Overnight Financing Rate + 0.82%), 5.18%, due 9/10/2027	1,046,902 (c)
4,005,000	(Secured Overnight Financing Rate + 1.85%), 6.21%, due 3/15/2028	4,082,405 (c)
JPMorgan Chase & Co.
3,095,000	(Secured Overnight Financing Rate + 0.77%), 5.13%, due 9/22/2027	3,102,682 (c)
2,530,000	(Secured Overnight Financing Rate + 1.20%), 5.56%, due 1/23/2028	2,554,100 (c)
4,090,000	Morgan Stanley Bank NA, (Secured Overnight Financing Rate + 0.69%), 5.05%, due 10/15/2027	4,101,443 (c)
1,835,000	Nordea Bank Abp, (Secured Overnight Financing Rate + 0.74%), 5.10%, due 3/19/2027	1,844,379 (b)(c)
3,775,000	PNC Bank NA, (Secured Overnight Financing Rate + 0.73%), 5.09%, due 7/21/2028	3,780,594 (c)
State Street Corp.
700,000	(Secured Overnight Financing Rate + 0.85%), 5.21%, due 8/3/2026	702,850 (c)
2,795,000	(Secured Overnight Financing Rate + 0.64%), 5.00%, due 10/22/2027	2,799,225 (c)
4,865,000	Truist Bank, (Secured Overnight Financing Rate + 0.77%), 5.14%, due 7/24/2028	4,865,924 (c)
3,705,000	U.S. Bank NA, (Secured Overnight Financing Rate + 0.69%), 5.05%, due 10/22/2027	3,714,261 (c)
1,420,000	UBS Group AG, 1.31%, due 2/2/2027	1,401,674 (b)(d)
4,345,000	Wells Fargo & Co., (Secured Overnight Financing Rate + 0.78%), 5.13%, due 1/24/2028	4,359,428 (c)
53,872,358
Beverages 2.0%
2,345,000	Keurig Dr. Pepper, Inc., (Secured Overnight Financing Rate + 0.58%), 4.95%, due 11/15/2026	2,345,305 (c)
2,775,000	Pepsico Singapore Financing I Pte. Ltd., (Secured Overnight Financing Rate Index + 0.56%), 4.93%, due 2/16/2027	2,783,255 (c)
5,128,560
Biotechnology 0.7%
1,835,000	Amgen, Inc., 5.51%, due 3/2/2026	1,835,189
Commercial Services 0.7%
1,875,000	PayPal Holdings, Inc., (Secured Overnight Financing Rate + 0.67%), 5.03%, due 3/6/2028	1,881,545 (c)
Diversified Financial Services 3.1%
3,830,000	American Express Co., (Secured Overnight Financing Rate Index + 1.00%), 5.37%, due 2/16/2028	3,854,875 (c)
3,025,000	Capital One Financial Corp., 7.15%, due 10/29/2027	3,116,990 (d)
755,000	Mastercard, Inc., (Secured Overnight Financing Rate Index + 0.44%), 4.80%, due 3/15/2028	754,999 (c)
7,726,864
Electric 2.6%
1,735,000	Consolidated Edison Co. of New York, Inc., (Secured Overnight Financing Rate Index + 0.52%), 4.89%, due 11/18/2027	1,741,302 (c)
1,800,000	Georgia Power Co., (Secured Overnight Financing Rate Index + 0.28%), 4.64%, due 9/15/2026	1,797,246 (c)

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  (cont’d)

Principal Amount		Value

Electric – cont'd
$3,105,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate Index + 0.76%), 5.13%, due 1/29/2026	$3,111,041 (c)
6,649,589
Healthcare - Services 1.3%
3,281,000	UnitedHealth Group, Inc., (Secured Overnight Financing Rate + 0.50%), 4.86%, due 7/15/2026	3,284,226 (c)
Insurance 4.7%
3,055,000	Athene Global Funding, (Secured Overnight Financing Rate Index + 0.83%), 5.19%, due 1/7/2027	3,062,211 (b)(c)
2,190,000	Corebridge Global Funding, (Secured Overnight Financing Rate + 1.30%), 5.67%, due 9/25/2026	2,206,464 (b)(c)
730,000	Marsh & McLennan Cos., Inc., (Secured Overnight Financing Rate Index + 0.70%), 5.07%, due 11/8/2027	733,040 (c)
New York Life Global Funding
2,480,000	(Secured Overnight Financing Rate + 0.58%), 4.94%, due 8/28/2026	2,487,407 (b)(c)
1,605,000	(Secured Overnight Financing Rate + 0.41%), 4.78%, due 2/5/2027	1,606,095 (b)(c)
1,815,000	Principal Life Global Funding II, (Secured Overnight Financing Rate + 0.81%), 5.18%, due 8/18/2028	1,819,781 (b)(c)
11,914,998
Machinery - Construction & Mining 1.5%
3,845,000	Caterpillar Financial Services Corp., (Secured Overnight Financing Rate + 0.52%), 4.89%, due 5/14/2027	3,852,344 (c)
Machinery - Diversified 1.5%
John Deere Capital Corp.
3,035,000	(Secured Overnight Financing Rate + 0.44%), 4.80%, due 3/6/2026	3,039,068 (c)
845,000	(Secured Overnight Financing Rate + 0.60%), 4.96%, due 6/11/2027	847,761 (c)
3,886,829
Media 0.7%
1,625,000	TCI Communications, Inc., 7.88%, due 2/15/2026	1,648,140
Miscellaneous Manufacturer 0.9%
2,205,000	Siemens Funding BV, (Secured Overnight Financing Rate + 0.64%), 5.01%, due 5/26/2028	2,209,181 (b)(c)
Oil & Gas 1.6%
Chevron USA, Inc.
2,350,000	(Secured Overnight Financing Rate Index + 0.36%), 4.73%, due 2/26/2027	2,352,499 (c)
1,725,000	(Secured Overnight Financing Rate + 0.57%), 4.94%, due 8/13/2028	1,729,830 (c)
4,082,329
Pharmaceuticals 2.2%
2,090,000	Bristol-Myers Squibb Co., (Secured Overnight Financing Rate + 0.49%), 4.85%, due 2/20/2026	2,093,108 (c)
940,000	CVS Health Corp., 5.00%, due 2/20/2026	942,194
2,505,000	GlaxoSmithKline Capital PLC, (Secured Overnight Financing Rate + 0.50%), 4.86%, due 3/12/2027	2,513,496 (c)
5,548,798
Pipelines 1.9%
2,635,000	Enbridge, Inc., 5.90%, due 11/15/2026	2,681,098
2,180,000	Enterprise Products Operating LLC, 3.70%, due 2/15/2026	2,172,747
4,853,845
Real Estate Investment Trusts 1.7%
4,324,000	Simon Property Group LP, 3.50%, due 9/1/2025	4,324,000
Retail 0.8%
2,070,000	Walmart, Inc., (Secured Overnight Financing Rate Index + 0.43%), 4.80%, due 4/28/2027	2,075,966 (c)

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  (cont’d)

Principal Amount		Value

Semiconductors 1.9%
$2,125,000	Broadcom, Inc., 3.15%, due 11/15/2025	$2,119,644
2,710,000	Intel Corp., 4.88%, due 2/10/2026	2,714,198
		4,833,842
Software 1.2%
3,130,000	Oracle Corp., 1.65%, due 3/25/2026	3,083,053
Telecommunications 2.7%
4,770,000	AT&T, Inc., 1.70%, due 3/25/2026	4,700,272
540,000	NTT Finance Corp., (Secured Overnight Financing Rate + 1.08%), 5.44%, due 7/16/2028	545,819 (b)(c)
	T-Mobile USA, Inc.
330,000	2.25%, due 2/15/2026	326,336
150,000	2.63%, due 4/15/2026	148,294
1,155,000	Verizon Communications, Inc., 1.45%, due 3/20/2026	1,136,933
		6,857,654

Total Corporate Bonds (Cost $147,113,079)		147,353,153
Number of Shares
Short-Term Investments 15.7%
Investment Companies 15.7%
39,713,632	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.23%(e) (Cost $39,713,632)	39,713,632
Total Investments 92.1% (Cost $233,238,828)		233,547,857
Other Assets Less Liabilities 7.9%		19,983,200 (f)
Net Assets 100.0%		$253,531,057

(a)	Rate shown was the discount rate at the date of purchase.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At August 31, 2025, these securities amounted to $26,551,868, which represents 10.5% of net assets of the Fund.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of August 31, 2025 and changes periodically.
(d)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(e)	Represents 7-day effective yield as of August 31, 2025.
(f)	Includes the impact of the Fund’s open positions in derivatives at August 31, 2025.

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  (cont’d)

Derivative Instruments
Futures contracts ("futures")
At August 31, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2025	36	Copper	$8,860,644	$179,822
9/2025	99	Lead	4,855,777	(40,932)
9/2025	47	Nickel	4,310,816	(78,269)
9/2025	226	Primary Aluminum	14,789,157	800,182
9/2025	13	Tin	2,281,695	110,637
9/2025	67	Zinc	4,734,706	257,711
10/2025	76	New York Harbor ULSD	7,218,070	(107,537)
10/2025	36	Rapeseed	973,942	(30,367)
10/2025	84	RBOB Gasoline	6,750,475	17,121
10/2025	223	WTI Crude	14,151,580	724,447
11/2025	271	Brent Crude	18,021,500	620
11/2025	83	Canola	757,144	(60,829)
11/2025	59	Cattle Feeder	10,726,200	46,480
11/2025	29	Coffee Robusta 10tn	1,396,350	263,885
11/2025	38	Copper	9,404,278	212,661
11/2025	109	Iron Ore	1,124,880	11,431
11/2025	64	Lead	3,181,200	19,528
11/2025	150	Low Sulphur Gasoil	9,945,000	(12,680)
11/2025	16	Natural Gas	457,193	(38,962)
11/2025	46	Nickel	4,252,660	87,095
11/2025	181	Primary Aluminum	11,838,305	222,857
11/2025	7	Tin	1,227,730	(245)
11/2025	45	Zinc	3,176,876	61,877
12/2025	27	Cocoa	1,934,869	(59,401)
12/2025	48	Cocoa	3,700,800	(362,508)
12/2025	51	Coffee'c'	7,384,162	1,859,815
12/2025	39	Copper	9,672,234	150,401
12/2025	49	ECX Emission	4,184,159	181,614
12/2025	132	Gold 100 Oz	46,412,520	1,420,061
12/2025	339	Lean Hogs	11,851,440	2,012
12/2025	127	Live Cattle	12,231,370	33,829
12/2025	3	Phelix DE Base	2,592,108	20,880
12/2025	42	Red Wheat	1,218,000	(31,559)
12/2025	49	Silver	9,977,135	649,823
12/2025	72	Wheat	817,058	(9,601)
1/2026	37	Copper	9,192,419	(14,232)
1/2026	63	Lead	3,164,632	(2,112)
1/2026	46	Nickel	4,285,891	(4,996)

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  (cont’d)

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
1/2026	61	Platinum	$4,219,675	$31,592
1/2026	170	Primary Aluminum	11,141,375	(17,352)
1/2026	44	Zinc	3,104,981	(8,752)
2/2026	465	Natural Gas	16,828,350	(2,660,193)
2/2026	311	Sugar 11	5,924,923	9,324
2/2026	55	White Sugar	1,296,350	(19,802)
3/2026	62	Copper	7,196,650	113,195
3/2026	574	Corn	12,563,425	282,529
3/2026	73	Cotton No.2	2,498,060	5,571
3/2026	235	Soybean	12,772,250	536,077
3/2026	22	Soybean Meal	658,240	4,980
3/2026	261	Soybean Oil	8,252,820	29,821
3/2026	3	Wheat	81,113	477
Total Long Positions			$359,593,187	$4,788,026

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2025	36	Copper	$(8,860,644)	$(182,066)
9/2025	99	Lead	(4,855,777)	82,873
9/2025	47	Nickel	(4,310,816)	(88,010)
9/2025	226	Primary Aluminum	(14,789,158)	(313,218)
9/2025	13	Tin	(2,281,695)	(69,885)
9/2025	67	Zinc	(4,734,706)	(119,890)
11/2025	38	Copper	(9,404,278)	(147,607)
11/2025	64	Lead	(3,181,200)	(8,610)
11/2025	46	Nickel	(4,252,660)	308
11/2025	181	Primary Aluminum	(11,838,305)	(1,973)
11/2025	45	Zinc	(3,176,876)	(32)
12/2025	39	Copper	(9,672,234)	3,858
12/2025	9	Palladium	(1,011,600)	33,282
3/2026	2	Wheat	(55,200)	(582)
Total Short Positions			$(82,425,149)	$(811,552)
Total Futures				$3,976,474
At August 31, 2025, the Fund had $15,031,531 deposited in a segregated account to cover margin requirements on open futures.
For the year ended August 31, 2025, the average notional value for the months where the Fund had futures outstanding was $279,762,992 for long positions and $(46,475,237) for short positions.

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$10,955,650	$—	$10,955,650
Asset-Backed Securities#	—	35,525,422	—	35,525,422
Corporate Bonds#	—	147,353,153	—	147,353,153
Short-Term Investments	—	39,713,632	—	39,713,632
Total Investments	$—	$233,547,857	$—	$233,547,857

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund’s derivatives as of August 31, 2025:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$8,468,676	$—	$—	$8,468,676
Liabilities	(4,492,202)	—	—	(4,492,202)
Total	$3,976,474	$—	$—	$3,976,474

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Financial Statements

Schedule of Investments Core Equity ETF^
August 31, 2025

Number of Shares		Value
Common Stocks 99.2%
Aerospace & Defense 2.6%
9,200	Boeing Co.*	$2,159,056
12,504	General Electric Co.	3,441,101
11,842	Howmet Aerospace, Inc.	2,061,692
14,657	RTX Corp.	2,324,600
		9,986,449
Automobile Components 0.1%
5,287	Aptiv PLC*	420,475
9,929	Mobileye Global, Inc. Class A*	139,105
		559,580
Automobiles 1.8%
16,624	General Motors Co.	974,000
18,046	Tesla, Inc.*	6,025,018
		6,999,018
Banks 4.2%
78,465	Bank of America Corp.	3,981,314
23,512	Citigroup, Inc.	2,270,554
16,556	Citizens Financial Group, Inc.	865,548
24,734	JPMorgan Chase & Co.	7,455,322
4,822	PNC Financial Services Group, Inc.	1,000,275
18,229	Truist Financial Corp.	853,482
		16,426,495
Beverages 1.3%
40,200	Coca-Cola Co.	2,773,398
14,217	PepsiCo, Inc.	2,113,357
		4,886,755
Biotechnology 0.6%
3,082	BioMarin Pharmaceutical, Inc.*	179,588
10,434	Ionis Pharmaceuticals, Inc.*	444,854
1,077	Regeneron Pharmaceuticals, Inc.	625,414
3,043	Vertex Pharmaceuticals, Inc.*	1,189,874
		2,439,730
Broadline Retail 3.8%
63,725	Amazon.com, Inc.*	14,593,025
Building Products 0.5%
2,217	Builders FirstSource, Inc.*	307,454
3,532	Trane Technologies PLC	1,467,899
		1,775,353
Capital Markets 3.7%
1,678	Ares Management Corp. Class A	300,698
1,403	Blackrock, Inc.	1,581,377
3,965	Brookfield Corp.	260,580
14,306	Intercontinental Exchange, Inc.	2,526,440
13,326	KKR & Co., Inc.	1,858,844
1,698	Moody's Corp.	865,572
9,433	Morgan Stanley	1,419,478
Number of Shares		Value
Capital Markets – cont'd
1,881	MSCI, Inc.	$1,067,881
9,816	Nasdaq, Inc.	929,968
5,158	S&P Global, Inc.	2,828,853
5,751	TPG, Inc.	347,073
3,241	Tradeweb Markets, Inc. Class A	399,810
		14,386,574
Chemicals 0.9%
2,177	Ecolab, Inc.	603,116
9,205	Element Solutions, Inc.	236,753
5,327	Linde PLC	2,547,851
		3,387,720
Commercial Services & Supplies 0.4%
3,651	Republic Services, Inc.	854,224
4,737	Waste Connections, Inc.	875,445
		1,729,669
Communications Equipment 0.1%
1,154	Motorola Solutions, Inc.	545,219
Construction Materials 0.3%
1,717	Martin Marietta Materials, Inc.	1,058,359
Consumer Staples Distribution & Retail 1.3%
4,328	Costco Wholesale Corp.	4,082,689
8,337	Dollar Tree, Inc.*	910,150
		4,992,839
Containers & Packaging 0.3%
5,751	Avery Dennison Corp.	987,159
6,701	Ball Corp.	352,741
		1,339,900
Electric Utilities 1.6%
9,845	Alliant Energy Corp.	640,614
8,117	American Electric Power Co., Inc.	901,149
2,960	Constellation Energy Corp.	911,621
6,680	Duke Energy Corp.	818,233
4,635	Entergy Corp.	408,297
9,324	FirstEnergy Corp.	406,713
16,573	NextEra Energy, Inc.	1,194,085
27,424	PG&E Corp.	419,039
6,167	TXNM Energy, Inc.	349,299
		6,049,050
Electrical Equipment 1.0%
6,676	Eaton Corp. PLC	2,330,858
18,648	nVent Electric PLC	1,685,593
		4,016,451
Electronic Equipment, Instruments & Components 0.7%
19,679	Amphenol Corp. Class A	2,142,256
3,071	CDW Corp.	505,978
		2,648,234

See Notes to Financial Statements

Schedule of Investments Core Equity ETF^  (cont’d)

Number of Shares		Value
Energy Equipment & Services 0.1%
12,784	Baker Hughes Co.	$580,394
Entertainment 3.1%
10,037	Electronic Arts, Inc.	1,725,862
4,157	Netflix, Inc.*	5,022,695
4,239	TKO Group Holdings, Inc.	803,545
21,625	Walt Disney Co.	2,559,967
167,793	Warner Bros Discovery, Inc.*	1,953,111
		12,065,180
Financial Services 3.3%
9,489	Fiserv, Inc.*	1,311,190
9,777	MasterCard, Inc. Class A	5,820,150
15,714	Visa, Inc. Class A	5,527,871
		12,659,211
Food Products 0.4%
11,528	Nestle SA ADR	1,085,015
42,282	Utz Brands, Inc.	567,425
		1,652,440
Gas Utilities 0.1%
13,293	UGI Corp.	460,470
Ground Transportation 1.1%
8,832	Canadian Pacific Kansas City Ltd.	672,910
6,535	Old Dominion Freight Line, Inc.	986,589
18,594	Uber Technologies, Inc.*	1,743,188
4,599	Union Pacific Corp.	1,028,198
		4,430,885
Health Care Equipment & Supplies 2.8%
22,902	Abbott Laboratories	3,038,179
2,024	Align Technology, Inc.*	287,327
20,788	Boston Scientific Corp.*	2,193,134
13,892	Cooper Cos., Inc.*	936,251
8,358	Dexcom, Inc.*	629,692
25,960	Medtronic PLC	2,409,348
13,077	Zimmer Biomet Holdings, Inc.	1,387,470
		10,881,401
Health Care Providers & Services 1.3%
2,538	Cigna Group	763,608
9,800	CVS Health Corp.	716,870
1,314	Encompass Health Corp.	159,993
1,159	McKesson Corp.	795,816
3,499	Quest Diagnostics, Inc.	635,558
2,573	RadNet, Inc.*	184,638
2,783	Tenet Healthcare Corp.*	512,990
4,417	UnitedHealth Group, Inc.	1,368,696
		5,138,169
Health Care REITs 0.3%
18,199	Ventas, Inc.	1,238,988
Number of Shares		Value
Health Care Technology 0.1%
4,712	Doximity, Inc. Class A*	$320,133
5,846	Waystar Holding Corp.*	221,447
		541,580
Hotels, Restaurants & Leisure 2.5%
408	Booking Holdings, Inc.	2,284,412
33,683	Carnival Corp.*	1,074,151
4,283	Darden Restaurants, Inc.	886,324
28,739	DraftKings, Inc. Class A*	1,378,897
10,227	Las Vegas Sands Corp.	589,382
8,086	McDonald's Corp.	2,535,285
9,007	Wynn Resorts Ltd.	1,141,637
		9,890,088
Household Durables 0.2%
2,774	Lennar Corp. Class A	369,330
3,593	Toll Brothers, Inc.	499,427
		868,757
Household Products 0.5%
21,133	Colgate-Palmolive Co.	1,776,651
Independent Power and Renewable Electricity Producers 0.2%
344	Talen Energy Corp.*	130,348
3,307	Vistra Corp.	625,387
		755,735
Industrial Conglomerates 0.6%
14,979	3M Co.	2,329,684
Industrial REITs 0.3%
9,912	Prologis, Inc.	1,127,787
Insurance 3.7%
7,091	Allstate Corp.	1,442,664
33,044	American International Group, Inc.	2,687,138
14,677	Aon PLC Class A	5,386,459
5,848	Globe Life, Inc.	818,427
10,699	MetLife, Inc.	870,471
42,437	Unum Group	2,964,649
		14,169,808
Interactive Media & Services 7.8%
32,444	Alphabet, Inc. Class C	6,927,767
56,895	Alphabet, Inc. Class A	12,113,515
13,468	Match Group, Inc.	502,895
14,330	Meta Platforms, Inc. Class A	10,585,571
		30,129,748
IT Services 0.1%
1,620	Wix.com Ltd.*	228,550
Life Sciences Tools & Services 1.0%
3,660	Agilent Technologies, Inc.	459,916

See Notes to Financial Statements

Schedule of Investments Core Equity ETF^  (cont’d)

Number of Shares		Value
Life Sciences Tools & Services – cont'd
8,664	Avantor, Inc.*	$116,704
6,111	Danaher Corp.	1,257,766
2,388	IQVIA Holdings, Inc.*	455,654
3,124	Thermo Fisher Scientific, Inc.	1,539,257
		3,829,297
Machinery 1.5%
4,135	Caterpillar, Inc.	1,732,730
2,623	Deere & Co.	1,255,473
7,305	Ingersoll Rand, Inc.	580,236
2,744	Parker-Hannifin Corp.	2,083,657
		5,652,096
Materials 0.3%
3,707	Sherwin-Williams Co.	1,356,132
Metals & Mining 0.7%
5,369	Agnico Eagle Mines Ltd.	774,049
19,672	Freeport-McMoRan, Inc.	873,437
3,988	Nucor Corp.	593,135
4,185	Steel Dynamics, Inc.	547,900
		2,788,521
Mortgage Real Estate Investment Trusts 0.2%
35,620	Starwood Property Trust, Inc.	722,017
Multi-Utilities 0.4%
18,780	CenterPoint Energy, Inc.	708,194
4,209	Public Service Enterprise Group, Inc.	346,527
7,348	Sempra	606,651
		1,661,372
Oil, Gas & Consumable Fuels 2.8%
1,598	Cheniere Energy, Inc.	386,429
12,396	Chevron Corp.	1,990,798
11,055	ConocoPhillips	1,094,113
3,049	Diamondback Energy, Inc.	453,569
1,379	DT Midstream, Inc.	143,664
6,804	EOG Resources, Inc.	849,275
9,955	EQT Corp.	516,067
30,924	Exxon Mobil Corp.	3,534,304
4,346	Hess Midstream LP Class A	179,055
5,009	Phillips 66	669,102
3,038	Shell PLC ADR	224,448
1,620	Targa Resources Corp.	271,771
9,383	Williams Cos., Inc.	543,088
		10,855,683
Passenger Airlines 0.2%
10,012	Delta Air Lines, Inc.	618,541
Personal Care Products 0.3%
18,938	Unilever PLC ADR	1,196,882
Number of Shares		Value
Pharmaceuticals 2.9%
8,914	AstraZeneca PLC ADR	$712,229
16,349	Bristol-Myers Squibb Co.	771,346
6,409	Eli Lilly & Co.	4,695,105
19,765	Johnson & Johnson	3,501,765
16,729	Merck & Co., Inc.	1,407,243
1,687	Novo Nordisk AS ADR	95,248
		11,182,936
Professional Services 0.9%
1,931	CACI International, Inc. Class A*	926,339
5,572	Jacobs Solutions, Inc.	814,794
11,558	TransUnion	1,021,727
2,132	Verisk Analytics, Inc.	571,632
		3,334,492
Residential REITs 0.4%
7,966	Equity LifeStyle Properties, Inc.	480,270
8,260	Equity Residential	546,152
19,735	Invitation Homes, Inc.	617,508
		1,643,930
Retail REITs 0.3%
10,690	Realty Income Corp.	628,144
5,694	Regency Centers Corp.	412,815
		1,040,959
Semiconductors & Semiconductor Equipment 11.6%
9,491	Analog Devices, Inc.	2,385,183
609	ASML Holding NV	452,256
31,757	Broadcom, Inc.	9,444,214
18,280	Lam Research Corp.	1,830,742
155,522	NVIDIA Corp.	27,088,822
8,785	QUALCOMM, Inc.	1,412,013
12,619	Texas Instruments, Inc.	2,555,095
		45,168,325
Software 11.2%
5,116	Autodesk, Inc.*	1,610,005
7,088	Check Point Software Technologies Ltd.*	1,368,976
3,806	Crowdstrike Holdings, Inc. Class A*	1,612,602
618	Fair Isaac Corp.*	940,374
2,058	HubSpot, Inc.*	994,364
3,152	Intuit, Inc.	2,102,384
50,325	Microsoft Corp.	25,499,174
13,369	Oracle Corp.	3,023,132
9,356	Salesforce, Inc.	2,397,475
2,247	ServiceNow, Inc.*	2,061,533
3,208	Synopsys, Inc.*	1,936,092
		43,546,111
Specialized REITs 0.1%
11,536	Weyerhaeuser Co.	298,436

See Notes to Financial Statements

Schedule of Investments Core Equity ETF^  (cont’d)

Number of Shares		Value
Specialty Retail 2.8%
11,726	Home Depot, Inc.	$4,769,785
18,291	O'Reilly Automotive, Inc.*	1,896,411
15,093	TJX Cos., Inc.	2,061,855
1,872	Ulta Beauty, Inc.*	922,390
15,651	Valvoline, Inc.*	606,946
20,174	Warby Parker, Inc. Class A*	528,559
		10,785,946
Technology Hardware, Storage & Peripherals 6.1%
101,382	Apple, Inc.	23,534,817
Textiles, Apparel & Luxury Goods 0.3%
17,585	NIKE, Inc. Class B	1,360,551
Tobacco 0.7%
15,114	Philip Morris International, Inc.	2,526,003
Trading Companies & Distributors 0.3%
1,149	United Rentals, Inc.	1,098,835
Wireless Telecommunication Services 0.5%
7,721	T-Mobile U.S., Inc.	1,945,615
Total Common Stocks (Cost $336,226,145)		384,893,443
Number of Shares		Value
Exchange-Traded Funds 0.8%
8,201	iShares Russell 1000 ETF (Cost $2,640,439)	$2,908,977

Short-Term Investments 0.0%‡
Investment Companies 0.0%‡
122,579	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.23%(a) (Cost $122,579)	122,579
Total Investments 100.0% (Cost $338,989,163)		387,924,999
Other Assets Less Liabilities 0.0%‡		141,615
Net Assets 100.0%		$388,066,614

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of August 31, 2025.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$384,893,443	$—	$—	$384,893,443
Exchange-Traded Funds	2,908,977	—	—	2,908,977
Short-Term Investments	—	122,579	—	122,579
Total Investments	$387,802,420	$122,579	$—	$387,924,999

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Disrupters ETF^
August 31, 2025

Number of Shares		Value
Common Stocks 98.0%
Aerospace & Defense 5.3%
2,723	HEICO Corp.	$849,630
408	TransDigm Group, Inc.	570,743
		1,420,373
Automobiles 1.7%
1,341	Tesla, Inc.*	447,720
Broadline Retail 4.7%
5,482	Amazon.com, Inc.*	1,255,378
Capital Markets 8.8%
12,877	Robinhood Markets, Inc. Class A*	1,339,594
8,401	Tradeweb Markets, Inc. Class A	1,036,348
		2,375,942
Electric Utilities 3.4%
2,923	Constellation Energy Corp.	900,226
Entertainment 5.6%
2,200	Spotify Technology SA*	1,500,136
Financial Services 2.4%
14,092	Toast, Inc. Class A*	635,549
Ground Transportation 2.8%
8,097	Uber Technologies, Inc.*	759,094
Health Care Equipment & Supplies 4.3%
2,462	Intuitive Surgical, Inc.*	1,165,252
Hotels, Restaurants & Leisure 3.4%
19,191	DraftKings, Inc. Class A*	920,784
Interactive Media & Services 3.3%
3,952	Reddit, Inc. Class A*	889,516
IT Services 7.8%
6,923	Shopify, Inc. Class A*	978,081
4,704	Snowflake, Inc.*	1,122,657
		2,100,738
Number of Shares		Value
Semiconductors & Semiconductor Equipment 28.8%
5,528	Advanced Micro Devices, Inc.*	$899,019
6,819	ARM Holdings PLC ADR*	943,136
907	ASML Holding NV	673,556
2,848	Broadcom, Inc.	846,967
899	Monolithic Power Systems, Inc.	751,348
4,094	Nova Ltd.*	1,078,114
14,570	NVIDIA Corp.	2,537,802
		7,729,942
Software 15.7%
705	AppLovin Corp. Class A*	337,406
1,087	HubSpot, Inc.*	525,206
1,039	Intuit, Inc.	693,013
1,671	Microsoft Corp.	846,679
3,712	Palo Alto Networks, Inc.*	707,210
6,324	Procore Technologies, Inc.*	439,581
737	ServiceNow, Inc.*	676,168
		4,225,263

Total Common Stocks (Cost $20,193,069)		26,325,913

Short-Term Investments 2.0%
Investment Companies 2.0%
550,319	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.23%(a) (Cost $550,319)	550,319
Total Investments 100.0% (Cost $20,743,388)		26,876,232
Liabilities Less Other Assets (0.0)%‡		(7,776)
Net Assets 100.0%		$26,868,456

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of August 31, 2025.

See Notes to Financial Statements

Schedule of Investments Disrupters ETF^  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$23,596,162	87.8%
Israel	1,078,114	4.0%
Canada	978,081	3.7%
Netherlands	673,556	2.5%
Short-Term Investments and Other Liabilities—Net	542,543	2.0%
	$26,868,456	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$26,325,913	$—	$—	$26,325,913
Short-Term Investments	—	550,319	—	550,319
Total Investments	$26,325,913	$550,319	$—	$26,876,232

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Growth ETF^
August 31, 2025

Number of Shares		Value
Common Stocks 100.3%
Aerospace & Defense 2.7%
271	Boeing Co.*	$63,598
953	General Electric Co.	262,266
		325,864
Biotechnology 1.1%
643	AbbVie, Inc.	135,287
Broadline Retail 7.9%
4,212	Amazon.com, Inc.*	964,548
Capital Markets 4.1%
2,460	Brookfield Asset Management Ltd. Class A(a)	147,994
114	CME Group, Inc.	30,382
1,291	KKR & Co., Inc.	180,081
268	S&P Global, Inc.	146,982
		505,439
Commercial Services & Supplies 0.4%
229	Waste Management, Inc.	51,843
Consumer Staples Distribution & Retail 2.4%
177	Costco Wholesale Corp.	166,968
1,272	Walmart, Inc.	123,358
		290,326
Electrical Equipment 1.3%
1,794	nVent Electric PLC	162,160
Electronic Equipment, Instruments & Components 1.2%
1,320	Amphenol Corp. Class A	143,695
Entertainment 3.9%
259	Netflix, Inc.*	312,937
174	Spotify Technology SA*	118,647
391	Walt Disney Co.	46,286
		477,870
Financial Services 5.2%
600	MasterCard, Inc. Class A	357,174
801	Visa, Inc. Class A	281,776
		638,950
Ground Transportation 1.5%
1,209	Uber Technologies, Inc.*	113,344
286	Union Pacific Corp.	63,941
		177,285
Health Care Equipment & Supplies 1.4%
1,676	Boston Scientific Corp.*	176,818
Health Care Technology 0.8%
2,671	Waystar Holding Corp.*	101,178
Number of Shares		Value
Hotels, Restaurants & Leisure 1.0%
525	Chipotle Mexican Grill, Inc.*	$22,124
324	McDonald's Corp.	101,587
		123,711
Household Products 0.2%
175	Procter & Gamble Co.	27,482
Interactive Media & Services 12.0%
3,046	Alphabet, Inc. Class A	648,524
1,782	Match Group, Inc.	66,540
1,015	Meta Platforms, Inc. Class A	749,780
		1,464,844
IT Services 0.5%
270	Cloudflare, Inc. Class A*	56,352
Life Sciences Tools & Services 0.5%
119	Thermo Fisher Scientific, Inc.	58,634
Machinery 1.1%
320	Caterpillar, Inc.	134,093
Media 0.4%
888	Trade Desk, Inc. Class A*	48,538
Multi-Utilities 1.5%
4,782	CenterPoint Energy, Inc.	180,329
Oil, Gas & Consumable Fuels 0.5%
1,132	Williams Cos., Inc.	65,520
Pharmaceuticals 1.8%
294	Eli Lilly & Co.	215,379
Professional Services 0.9%
458	Equifax, Inc.	112,805
Semiconductors & Semiconductor Equipment 15.8%
254	Analog Devices, Inc.	63,833
104	ASML Holding NV	77,232
2,257	Broadcom, Inc.	671,209
6,416	NVIDIA Corp.	1,117,539
		1,929,813
Software 19.7%
198	Crowdstrike Holdings, Inc. Class A*	83,893
57	CyberArk Software Ltd.*	25,836
237	HubSpot, Inc.*	114,511
2,893	Microsoft Corp.	1,465,854
437	Salesforce, Inc.	111,981
229	ServiceNow, Inc.*	210,098
453	Synopsys, Inc.*	273,395
543	Workday, Inc. Class A*	125,335
		2,410,903
Specialty Retail 4.6%
2,051	Chewy, Inc. Class A*	84,009

See Notes to Financial Statements

Schedule of Investments Growth ETF^  (cont’d)

Number of Shares		Value
Specialty Retail – cont'd
683	Home Depot, Inc.	$277,824
1,422	TJX Cos., Inc.	194,259
		556,092
Technology Hardware, Storage & Peripherals 4.9%
2,591	Apple, Inc.	601,475
Textiles, Apparel & Luxury Goods 0.4%
573	NIKE, Inc. Class B	44,333
Tobacco 0.6%
452	Philip Morris International, Inc.	75,543

Total Common Stocks (Cost $10,906,536)		12,257,109

Short-Term Investments 0.6%
Investment Companies 0.6%
79,927	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.23%(b) (Cost $79,927)	79,927
Total Investments 100.9% (Cost $10,986,463)		12,337,036
Liabilities Less Other Assets (0.9)%		(112,426)
Net Assets 100.0%		$12,224,610

*	Non-income producing security.
(a)
All or a portion of this security is on loan at August 31, 2025. Total value of all such securities at August 31,
2025 amounted to $149,384, collateralized by non-cash (U.S. Treasury Securities) collateral of $152,649 for the Fund (see Note A of the Notes to Financial Statements).

(b)	Represents 7-day effective yield as of August 31, 2025.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$12,257,109	$—	$—	$12,257,109
Short-Term Investments	—	79,927	—	79,927
Total Investments	$12,257,109	$79,927	$—	$12,337,036

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Japan Equity ETF^
August 31, 2025

Number of Shares		Value
Common Stocks 98.5%
Automobile Components 5.1%
30,200	Niterra Co. Ltd.	$1,075,737
26,000	Sumitomo Electric Industries Ltd.	728,233
		1,803,970
Automobiles 3.5%
63,200	Toyota Motor Corp.	1,223,705
Banks 6.8%
62,500	Mitsubishi UFJ Financial Group, Inc.	951,191
107,100	Resona Holdings, Inc.	1,074,152
8,100	Shiga Bank Ltd.	358,301
		2,383,644
Beverages 0.5%
15,000	Asahi Group Holdings Ltd.	188,501
Broadline Retail 3.5%
25,500	Pan Pacific International Holdings Corp.	919,769
14,200	Ryohin Keikaku Co. Ltd.	305,406
		1,225,175
Building Products 3.0%
24,500	Sanwa Holdings Corp.	788,796
4,200	Takasago Thermal Engineering Co. Ltd.	254,592
		1,043,388
Capital Markets 1.8%
90,800	Nomura Holdings, Inc.	646,066
Chemicals 3.3%
18,500	Mitsubishi Gas Chemical Co., Inc.	333,781
91,900	Nippon Paint Holdings Co. Ltd.	664,987
14,000	Osaka Soda Co. Ltd.	179,507
		1,178,275
Commercial Services & Supplies 2.2%
33,300	Daiei Kankyo Co. Ltd.	759,403
Construction & Engineering 3.8%
32,400	Kinden Corp.	1,155,646
11,200	Obayashi Corp.	181,677
		1,337,323
Electrical Equipment 1.0%
5,800	Fuji Electric Co. Ltd.	365,235
Electronic Equipment, Instruments & Components 2.8%
3,600	Ibiden Co. Ltd.	172,888
1,000	Keyence Corp.	381,243
15,100	Yokogawa Electric Corp.	440,776
		994,907
Number of Shares		Value
Financial Services 1.5%
19,900	ORIX Corp.	$513,977
Ground Transportation 2.7%
39,000	East Japan Railway Co.	956,883
Health Care Equipment & Supplies 2.0%
3,600	Hoya Corp.	464,856
14,400	Terumo Corp.	258,204
		723,060
Hotels, Restaurants & Leisure 2.2%
60,900	Resorttrust, Inc.	777,679
Household Durables 3.2%
41,900	Sony Group Corp.	1,145,175
Industrial Conglomerates 1.3%
17,400	Hitachi Ltd.	468,815
Insurance 4.8%
39,200	Tokio Marine Holdings, Inc.	1,681,207
IT Services 5.1%
25,000	NEC Corp.	761,268
33,000	SCSK Corp.	1,051,187
		1,812,455
Machinery 11.4%
58,400	Amada Co. Ltd.	742,101
11,100	Daifuku Co. Ltd.	349,365
25,000	Ebara Corp.	514,058
4,800	FANUC Corp.	133,437
15,100	Hoshizaki Corp.	580,547
33,100	Mitsubishi Heavy Industries Ltd.	835,186
2,300	Organo Corp.	173,748
6,400	Toyota Industries Corp.	704,975
		4,033,417
Media 2.4%
6,000	Fuji Media Holdings, Inc.	134,865
14,500	Nippon Television Holdings, Inc.	379,595
9,500	TBS Holdings, Inc.	346,850
		861,310
Metals & Mining 2.8%
12,500	OSAKA Titanium Technologies Co. Ltd.	215,319
17,700	UACJ Corp.	755,494
		970,813
Pharmaceuticals 2.1%
4,800	Chugai Pharmaceutical Co. Ltd.	212,118
6,800	Daiichi Sankyo Co. Ltd.	162,600
36,000	Sumitomo Pharma Co. Ltd.*	369,137
		743,855

See Notes to Financial Statements

Schedule of Investments Japan Equity ETF^  (cont’d)

Number of Shares		Value
Professional Services 1.6%
9,600	Recruit Holdings Co. Ltd.	$549,344
Real Estate Management & Development 5.5%
48,000	Mitsui Fudosan Co. Ltd.	507,467
12,900	Sumitomo Realty & Development Co. Ltd.	529,929
114,000	Tokyu Fudosan Holdings Corp.	914,447
		1,951,843
Semiconductors & Semiconductor Equipment 0.8%
2,200	Tokyo Electron Ltd.	299,609
Specialty Retail 2.8%
81,400	USS Co. Ltd.	986,106
Textiles, Apparel & Luxury Goods 1.9%
24,700	Asics Corp.	663,975
Number of Shares		Value
Trading Companies & Distributors 2.7%
10,900	ITOCHU Corp.	$615,727
14,400	Mitsui & Co. Ltd.	331,508
		947,235
Transportation Infrastructure 3.0%
125,700	Mitsubishi Logistics Corp.	1,042,394
Wireless Telecommunication Services 1.4%
28,800	KDDI Corp.	497,760
Total Investments 98.5% (Cost $29,885,963)		34,776,504
Other Assets Less Liabilities 1.5%		513,438
Net Assets 100.0%		$35,289,942

*	Non-income producing security.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
Japan	$34,776,504	98.5%
Short-Term Investments and Other Assets—Net	513,438	1.5%
	$35,289,942	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$—	$34,776,504	$—	$34,776,504
Total Investments	$—	$34,776,504	$—	$34,776,504

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Option Strategy ETF^
August 31, 2025

Principal Amount		Value
U.S. Treasury Obligations 92.8%
	U.S. Treasury Notes
$53,100,000	3.50%, due 9/15/2025	$53,086,692
57,200,000	4.00%, due 12/15/2025	57,179,891 (a)
119,200,000	4.63%, due 3/15/2026 - 9/15/2026	119,890,924
58,500,000	4.13%, due 6/15/2026	58,582,837
60,300,000	4.38%, due 12/15/2026	60,742,828
55,200,000	4.25%, due 3/15/2027	55,633,406 (a)

Total U.S. Treasury Obligations (Cost $404,214,626)		405,116,578
Number of Shares

Short-Term Investments 6.5%
Investment Companies 6.5%
28,286,403	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.23%(b) (Cost $28,286,403)	28,286,403
Total Investments 99.3% (Cost $432,501,029)		433,402,981
Other Assets Less Liabilities 0.7%		3,157,641 (c)
Net Assets 100.0%		$436,560,622

(a)	All or a portion of this security is pledged as collateral for options written.
(b)	Represents 7-day effective yield as of August 31, 2025.
(c)	Includes the impact of the Fund’s open positions in derivatives at August 31, 2025.

See Notes to Financial Statements

Schedule of Investments Option Strategy ETF^  (cont’d)

Derivative Instruments
Written option contracts ("options written")
At August 31, 2025, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
SPDR S&P 500 ETF Trust	160	$(10,320,800)	$632	9/5/2025	$(12,800)
SPDR S&P 500 ETF Trust	1,417	(91,403,585)	637	9/5/2025	(202,631)
SPDR S&P 500 ETF Trust	156	(10,062,780)	647	9/5/2025	(69,810)
SPDR S&P 500 ETF Trust	16	(1,032,080)	636	9/12/2025	(4,512)
SPDR S&P 500 ETF Trust	752	(48,507,760)	641	9/12/2025	(299,672)
SPDR S&P 500 ETF Trust	492	(31,736,460)	643	9/12/2025	(226,074)
SPDR S&P 500 ETF Trust	470	(30,317,350)	644	9/12/2025	(231,945)
SPDR S&P 500 ETF Trust	2	(129,010)	637	9/19/2025	(970)
SPDR S&P 500 ETF Trust	48	(3,096,240)	641	9/19/2025	(28,536)
SPDR S&P 500 ETF Trust	110	(7,095,550)	642	9/19/2025	(68,915)
SPDR S&P 500 ETF Trust	1,533	(98,886,165)	644	9/19/2025	(1,067,734)
SPDR S&P 500 ETF Trust	20	(1,290,100)	645	9/19/2025	(14,710)
SPDR S&P 500 ETF Trust	115	(7,418,075)	640	9/26/2025	(76,993)
SPDR S&P 500 ETF Trust	416	(26,834,080)	642	9/26/2025	(304,512)
SPDR S&P 500 ETF Trust	816	(52,636,080)	642.5	9/26/2025	(610,776)
SPDR S&P 500 ETF Trust	92	(5,934,460)	644	9/26/2025	(73,692)
SPDR S&P 500 ETF Trust	234	(15,094,170)	645	9/26/2025	(196,326)
Total options written (premium received $5,035,659)					$(3,490,608)
For the year ended August 31, 2025, the average market value for the months where the Fund had options written outstanding was $(5,025,493). At August 31, 2025, the Fund had securities pledged in the amount of $102,374,297 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$405,116,578	$—	$405,116,578
Short-Term Investments	—	28,286,403	—	28,286,403
Total Investments	$—	$433,402,981	$—	$433,402,981
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of August 31, 2025:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(3,490,608)	$—	$—	$(3,490,608)
Total	$(3,490,608)	$—	$—	$(3,490,608)

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Small-Mid Cap ETF^
August 31, 2025

Number of Shares		Value
Common Stocks 98.5%
Aerospace & Defense 0.6%
6,612	VSE Corp.	$1,073,789
Banks 6.7%
61,090	Community Financial System, Inc.	3,658,680
18,792	Cullen/Frost Bankers, Inc.	2,424,732
47,960	Prosperity Bancshares, Inc.	3,315,475
23,304	UMB Financial Corp.	2,840,757
		12,239,644
Building Products 4.6%
19,026	Armstrong World Industries, Inc.	3,724,720
14,210	Simpson Manufacturing Co., Inc.	2,715,815
30,189	Trex Co., Inc.*	1,860,548
		8,301,083
Commercial Services & Supplies 5.2%
47,541	Brady Corp. Class A	3,712,001
45,071	Rollins, Inc.	2,548,314
87,509	Tetra Tech, Inc.	3,187,078
		9,447,393
Construction & Engineering 4.5%
38,399	Arcosa, Inc.	3,799,581
12,018	Valmont Industries, Inc.	4,412,048
		8,211,629
Consumer Staples Distribution & Retail 1.4%
5,204	Casey's General Stores, Inc.	2,573,482
Containers & Packaging 2.1%
27,326	AptarGroup, Inc.	3,805,692
Diversified Consumer Services 1.6%
24,517	Bright Horizons Family Solutions, Inc.*	2,893,987
Electric Utilities 1.5%
42,452	Alliant Energy Corp.	2,762,352
Electronic Equipment, Instruments & Components 2.1%
14,848	Littelfuse, Inc.	3,857,956
Energy Equipment & Services 2.2%
66,212	Tidewater, Inc.*	3,985,962
Financial Services 1.0%
20,350	Shift4 Payments, Inc. Class A*	1,840,250
Health Care Equipment & Supplies 1.7%
56,788	Haemonetics Corp.*	3,097,217
Number of Shares		Value
Health Care Providers & Services 1.9%
7,660	Chemed Corp.	$3,507,897
Hotels, Restaurants & Leisure 1.7%
17,534	Texas Roadhouse, Inc.	3,025,492
Household Durables 1.5%
10,468	Installed Building Products, Inc.	2,740,732
Insurance 5.9%
115,615	Hagerty, Inc. Class A*	1,323,792
46,761	Ryan Specialty Holdings, Inc.	2,643,399
42,145	Stewart Information Services Corp.	3,069,842
1,991	White Mountains Insurance Group Ltd.	3,643,888
		10,680,921
Life Sciences Tools & Services 0.9%
31,425	Bio-Techne Corp.	1,716,748
Machinery 16.0%
18,927	Crane Co.	3,507,173
70,088	Enerpac Tool Group Corp.	2,967,526
173,407	Gates Industrial Corp. PLC*	4,432,283
23,705	ITT, Inc.	4,035,776
5,492	Kadant, Inc.	1,775,454
15,911	Lincoln Electric Holdings, Inc.	3,860,486
11,653	RBC Bearings, Inc.*	4,544,204
49,000	Toro Co.	3,971,940
		29,094,842
Marine Transportation 2.0%
36,860	Kirby Corp.*	3,582,792
Media 2.9%
58,436	John Wiley & Sons, Inc. Class A	2,371,333
14,306	Nexstar Media Group, Inc. Class A	2,926,006
		5,297,339
Oil, Gas & Consumable Fuels 2.9%
111,046	CNX Resources Corp.*	3,242,543
53,287	Viper Energy, Inc. Class A	2,123,221
		5,365,764
Professional Services 1.0%
29,927	UL Solutions, Inc. Class A	1,890,489
Real Estate Management & Development 4.5%
27,735	Colliers International Group, Inc.	4,585,982
17,920	FirstService Corp.	3,605,504
		8,191,486
Semiconductors & Semiconductor Equipment 5.2%
28,330	Entegris, Inc.	2,372,354

See Notes to Financial Statements

Schedule of Investments Small-Mid Cap ETF^  (cont’d)

Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
41,719	Lattice Semiconductor Corp.*	$2,769,307
19,822	MKS, Inc.	2,048,406
48,401	Power Integrations, Inc.	2,182,885
		9,372,952
Software 10.0%
60,761	Bentley Systems, Inc. Class B	3,381,350
11,456	Commvault Systems, Inc.*	2,138,205
2,668	Fair Isaac Corp.*	4,059,735
15,279	Manhattan Associates, Inc.*	3,291,708
16,824	SPS Commerce, Inc.*	1,855,687
6,109	Tyler Technologies, Inc.*	3,438,634
		18,165,319
Specialty Retail 2.3%
3,200	Murphy USA, Inc.	1,204,800
49,501	Tractor Supply Co.	3,057,182
		4,261,982
Trading Companies & Distributors 3.2%
44,641	Core & Main, Inc. Class A*	2,889,166
7,196	Watsco, Inc.	2,895,526
		5,784,692
Number of Shares		Value
Water Utilities 1.4%
33,658	American States Water Co.	$2,508,531

Total Common Stocks (Cost $176,982,262)		179,278,414

Short-Term Investments 1.6%
Investment Companies 1.6%
2,898,185	State Street Institutional Treasury Money Market Fund Premier Class, 4.19%(a) (Cost $2,898,185)	2,898,185
Total Investments 100.1% (Cost $179,880,447)		182,176,599
Liabilities Less Other Assets (0.1)%		(272,396)
Net Assets 100.0%		$181,904,203

*	Non-income producing security.
(a)	Represents 7-day effective yield as of August 31, 2025.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$179,278,414	$—	$—	$179,278,414
Short-Term Investments	—	2,898,185	—	2,898,185
Total Investments	$179,278,414	$2,898,185	$—	$182,176,599

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

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Statements of Assets and Liabilities

Neuberger Berman ETF Trust

	China Equity ETF	Commodity Strategy ETF**	Core Equity ETF
	August 31, 2025	August 31, 2025	August 31, 2025
Assets
Investments in securities, at value*† (Note A)— see Schedule of Investments:
Unaffiliated issuers(a)	$7,464,862	$233,547,857	$387,924,999
Cash	—	—	—
Foreign currency(b)	2,044	—	—
Cash collateral segregated for futures contracts (Note A)	—	15,031,531	—
Dividends and interest receivable	910	1,235,465	301,513
Receivable for securities sold	—	—	—
Receivable for accumulated variation margin on futures contracts (Note A)	—	3,976,474	—
Receivable from Management—net (Note B)	30,219	14,360	7,601
Receivable for Fund shares sold	—	—	—
Receivable for securities lending income (Note A)	—	—	—
Prepaid expenses and other assets	3,225	9,075	8,255
Total Assets	7,501,260	253,814,762	388,242,368
Liabilities
Payable to investment manager—net (Note B)	3,481	103,997	64,661
Option contracts written, at value(c) (Note A)	—	—	—
Due to custodian	—	21,516	—
Payable for securities purchased	38,710	—	—
Payable to administrator—net (Note B)	—	—	—
Payable to trustees	9,832	9,639	9,599
Payable for audit fees	28,780	52,400	33,010
Payable for custodian and accounting fees	11,017	19,150	14,486
Payable for shareholder reports	7,908	12,127	6,275
Payable for legal fees	48,977	44,012	39,854
Payable for organization costs	—	—	—
Other accrued expenses and payables	3,722	20,864	7,869
Total Liabilities	152,427	283,705	175,754
Net Assets	$7,348,833	$253,531,057	$388,066,614

Net Assets consist of:
Paid-in capital	$23,591,584	$343,040,571	$338,866,326
Total distributable earnings/(losses)	(16,242,751)	(89,509,514)	49,200,288
Net Assets	$7,348,833	$253,531,057	$388,066,614
Shares Outstanding ($0.001 par value; unlimited shares authorized)	236,994	11,063,076	12,950,001
Net Asset Value, offering and redemption price per share	$31.01	$22.92	$29.97

†Securities on loan, at value:
Unaffiliated issuers	$—	$—	$—
*Cost of Investments:
(a) Unaffiliated issuers	$5,994,656	$233,238,828	$338,989,163
(b) Total cost of foreign currency	$88	$21,516	$—
(c) Premium received from option contracts written	$—	$—	$—

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

Disrupters ETF	Growth ETF	Japan Equity ETF	Option Strategy ETF	Small-Mid Cap ETF
August 31, 2025	August 31, 2025	August 31, 2025	August 31, 2025	August 31, 2025

$26,876,232	$12,337,036	$34,776,504	$433,402,981	$182,176,599
—	—	—	193,787	—
—	—	1,084,983	—	—
—	—	—	—	—
4,454	7,109	35,040	6,161,597	100,441
—	—	944,287	629,096	—
—	—	—	—	—
—	18,565	27,600	—	—
—	—	—	—	649,653
—	31	—	—	—
—	3,288	3,587	12,160	9,538
26,880,686	12,366,029	36,872,001	440,399,621	182,936,231

12,172	3,518	11,752	152,573	76,732
—	—	—	3,490,608	—
—	—	379,614	—	—
—	—	1,084,171	46,953	805,890
—	—	—	3,481	3,479
—	9,831	9,820	9,433	9,666
—	29,910	29,280	42,701	30,020
—	9,072	10,743	7,450	15,297
—	4,024	4,625	12,503	8,304
—	45,000	44,987	55,013	46,890
—	30,469	—	—	25,031
58	9,595	7,067	18,284	10,719
12,230	141,419	1,582,059	3,838,999	1,032,028
$26,868,456	$12,224,610	$35,289,942	$436,560,622	$181,904,203

$21,269,746	$10,921,659	$30,587,638	$438,680,620	$184,401,580
5,598,710	1,302,951	4,702,304	(2,119,998)	(2,497,377)
$26,868,456	$12,224,610	$35,289,942	$436,560,622	$181,904,203
779,000	450,001	1,200,001	16,498,476	7,000,001
$34.49	$27.17	$29.41	$26.46	$25.99

$—	$149,384	$—	$—	$—

$20,743,388	$10,986,463	$29,885,963	$432,501,029	$179,880,447
$—	$—	$1,083,988	$—	$—
$—	$—	$—	$5,035,659	$—

Statements of Operations

Neuberger Berman ETF Trust

	China Equity ETF	Commodity Strategy ETF**	Core Equity ETF
	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$149,169	$—	$3,339,410
Interest income—unaffiliated issuers	10,649	10,435,566	24,305
Income from securities loaned—net	—	—	—
Foreign taxes withheld	(13,511)	—	(7,917)
Total income	$146,307	$10,435,566	$3,355,798
Expenses:
Investment management fees (Note B)	36,832	1,102,289	820,021
Administration fees (Note B)	5,525	198,413	246,006
Transfer agent fees	11,917	11,917	12,000
Audit fees	27,000	28,747	32,450
Organization expenses (Note A)	—	—	56,408
Subsidiary administration fees	—	50,001	—
Custodian and accounting fees	40,543	92,036	59,352
Insurance	150	6,872	2,663
Legal fees	93,511	73,992	73,082
Registration and filing fees	489	—	25,800
Shareholder reports	9,241	15,076	12,864
Stock exchange listing fees	9,325	9,325	5,417
Trustees' fees and expenses	60,436	60,822	59,158
Interest	—	—	—
Miscellaneous and other fees (Note A)	12,121	21,021	18,153
Total expenses	307,090	1,670,511	1,423,374

Expenses reimbursed by Management (Note B)	(261,431)	(251,427)	(349,629)
Investment management fees waived (Note B)	—	—	(273,340)
Total net expenses	45,659	1,419,084	800,405
Net investment income/(loss)	$100,648	$9,016,482	$2,555,393

Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	580,080	196,063	(1,086,067)
Redemption in-kind	—	—	730,167
Settlement of foreign currency transactions	(9,404)	181	34
Expiration or closing of futures contracts	—	15,001,037	—
Expiration or closing of option contracts written	—	—	—
Net increase from payments by affiliates	3,342	—	—
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	1,432,284	31,894	39,104,179
Foreign currency translations	(3,847)	(21,516)	—
Futures contracts	—	4,549,693	—
Option contracts written	—	—	—
Net gain/(loss) on investments	2,002,455	19,757,352	38,748,313
Net increase/(decrease) in net assets resulting from operations	$2,103,103	$28,773,834	$41,303,706

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

Disrupters ETF	Growth ETF	Japan Equity ETF	Option Strategy ETF	Small-Mid Cap ETF
For the Fiscal Year Ended August 31, 2025	For the Period from December 18, 2024 (Commencement of Operations) to August 31, 2025	For the Period from September 11, 2024 (Commencement of Operations) to August 31, 2025	For the Fiscal Year Ended August 31, 2025	For the Fiscal Year Ended August 31, 2025

$81,587	$49,310	$402,469	$14,742	$1,960,706
23,627	4,824	24,331	20,258,952	134,523
—	57	—	—	—
(1,038)	(477)	(49,981)	—	(4,373)
$104,176	$53,714	$376,819	$20,273,694	$2,090,856

144,466	35,030	126,168	1,857,394	1,091,957
—	6,708	18,925	407,721	173,499
—	8,420	11,667	11,655	12,000
—	30,910	31,270	40,921	29,030
—	83,004	101,622	—	—
—	—	—	—	—
—	26,460	39,721	73,395	48,484
—	100	252	12,252	2,345
—	45,000	98,373	71,360	78,850
—	—	—	—	23,051
—	5,040	6,053	29,277	10,469
—	6,495	9,039	9,702	5,099
—	37,074	51,877	61,164	59,188
—	—	—	1,689	—
—	9,418	8,990	39,096	16,994
144,466	293,659	503,957	2,615,626	1,550,966

—	(251,636)	(358,269)	(107,820)	(202,389)
(22,226)	(9,689)	(42,056)	—	—
122,240	32,334	103,632	2,507,806	1,348,577
$(18,064)	$21,380	$273,187	$17,765,888	$742,279

108,819	(69,044)	(325,701)	(8,936,790)	(3,919,122)
777,101	—	—	—	(242,392)
—	—	(2,337)	—	—
—	—	—	—	—
—	—	—	36,544,012	—
—	—	—	—	—

2,191,378	1,350,573	4,890,541	(854,159)	(4,229,579)
—	—	(1,218)	—	—
—	—	—	—	—
—	—	—	(1,187,948)	—
3,077,298	1,281,529	4,561,285	25,565,115	(8,391,093)
$3,059,234	$1,302,909	$4,834,472	$43,331,003	$(7,648,814)

Statements of Changes in Net Assets

Neuberger Berman ETF Trust

	China Equity ETF		Commodity Strategy ETF*
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2025	August 31, 2024(a)	August 31, 2025	August 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$100,648	$102,027	$9,016,482	$12,727,267
Net realized gain/(loss) on investments	570,676	(726,571)	15,197,281	(14,321,251)
Net increase from payments by affiliates (Note B)	3,342	—	—	—
Change in net unrealized appreciation/(depreciation) of investments	1,428,437	169,455	4,560,071	(5,738,199)
Net increase/(decrease) in net assets resulting from operations	2,103,103	(455,089)	28,773,834	(7,332,183)
Distributions to Shareholders From (Note A):
Distributable earnings	(69,534)	—	(9,842,279)	(10,388,667)
From Fund Share Transactions (Note D):
Proceeds from shares sold	—	4,190,902 (b)	76,831,478	60,378,809
Payments for shares redeemed	—	(93,466)(b)	(69,970,143)	(89,646,650)
Net increase/(decrease) from Fund share transactions	—	4,097,436	6,861,335	(29,267,841)
Net Increase/(Decrease) in Net Assets	2,033,569	3,642,347	25,792,890	(46,988,691)
Net Assets:
Beginning of year	5,315,264	1,672,917	227,738,167	274,726,858
End of year	$7,348,833	$5,315,264	$253,531,057	$227,738,167

*	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.
(a)
After the close of business on October 13, 2023, Neuberger Berman Greater China Equity Fund (the "Predecessor Fund") was
reorganized into Neuberger Berman China Equity ETF. The amounts disclosed include those of the Predecessor Fund. Refer to Note A in the Notes to Financial Statements for additional information on the reorganization.

(b)
The dollar amounts disclosed are the total from fund share transaction of the Institutional Class shares, Class A shares and Class C shares of the Predecessor Fund. See Note D of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

Core Equity ETF		Disrupters ETF		Growth ETF	Japan Equity ETF
Fiscal Year Ended	Period from July 31, 2024 (Commencement of Operations) to	Fiscal Year Ended	Fiscal Year Ended	Period from December 18, 2024 (Commencement of Operations) to	Period from September 11, 2024 (Commencement of Operations) to
August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2025

$2,555,393	$190,948	$(18,064)	$(19,518)	$21,380	$273,187
(355,866)	(191,082)	885,920	815,471	(69,044)	(328,038)
—	—	—	—	—	—
39,104,179	9,831,657	2,191,378	2,496,517	1,350,573	4,889,323
41,303,706	9,831,523	3,059,234	3,292,470	1,302,909	4,834,472

(1,207,938)	—	—	—	—	(132,168)

130,321,115	216,161,298	7,133,044	6,992,959	10,921,701	30,587,638
(8,343,090)	—	(2,691,827)	(2,063,638)	—	—
121,978,025	216,161,298	4,441,217	4,929,321	10,921,701	30,587,638
162,073,793	225,992,821	7,500,451	8,221,791	12,224,610	35,289,942

225,992,821	—	19,368,005	11,146,214	—	—
$388,066,614	$225,992,821	$26,868,456	$19,368,005	$12,224,610	$35,289,942

Statements of Changes in Net Assets (cont’d)

Neuberger Berman ETF Trust

	Option Strategy ETF**			Small-Mid Cap ETF
	Fiscal Year Ended	Period Ended From	Fiscal Year Ended	Fiscal Year Ended	Period from March 20, 2024 (Commencement of Operations) to
	August 31, 2025	November 1, 2023 to August 31, 2024(a)	October 31, 2023	August 31, 2025	August 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$17,765,888	$16,778,341	$26,027,176	$742,279	$192,505
Net realized gain/(loss) on investments	27,607,222	40,328,986	806,758	(4,161,514)	(1,325,826)
Change in net unrealized appreciation/(depreciation) of investments	(2,042,107)	4,630,064	24,440,979	(4,229,579)	6,525,731
Net increase/(decrease) in net assets resulting from operations	43,331,003	61,737,391	51,274,913	(7,648,814)	5,392,410
Distributions to Shareholders From (Note A):
Distributable earnings	(30,924,624)	(16,777,992)(b)	(27,732,358)(b)	(466,665)	—
Tax return of capital	(8,105,012)	(4,514,912)	(622,678)(b)	—	—
Total distributions to shareholders	(39,029,636)	(21,292,904)	(28,355,036)	(466,665)	—
From Fund Share Transactions (Note D):
Proceeds from shares sold	98,720,094	213,413,467 (c)	156,648,618 (c)	64,338,050	193,135,457
Proceeds from reinvestment of dividends and distributions	—	3,038,359 (c)	28,262,717 (c)	—	—
Payments for shares redeemed	(108,436,635)	(280,231,765)(c)	(209,261,486)(c)	(72,846,235)	—
Net increase/(decrease) from Fund share transactions	(9,716,541)	(63,779,939)	(24,350,151)	(8,508,185)	193,135,457
Net Increase/(Decrease) in Net Assets	(5,415,174)	(23,335,452)	(1,430,274)	(16,623,664)	198,527,867
Net Assets:
Beginning of year	441,975,796	465,311,248	466,741,522	198,527,867	—
End of year	$436,560,622	$441,975,796	$465,311,248	$181,904,203	$198,527,867

**	The Fund changed its fiscal year end from October 31 to August 31. See Note H.
(a)
After the close of business on January 26, 2024, Neuberger Berman U.S. Equity Index PutWrite Strategy Fund (the "Predecessor Fund")
was reorganized into Neuberger Berman Option Strategy ETF. The amounts disclosed include those of the Predecessor Fund. Refer to
Note A in the Notes to Financial Statements for additional information on the reorganization.

(b)	Included in these amounts are the distributions to shareholders and tax return of capital from Institutional Class shares, Class A shares, Class C shares and Class R6 shares of the Predecessor Fund:

	For the Period from November 1, 2023 to August 31, 2024	For the Year Ended October 31, 2023
Distributable earnings:
Institutional Class	$(20,405,632)	$(18,273,823)
Class A	—	(264,159)
Class C	—	(40,785)
Class R6	(887,272)	(9,153,591)
Tax return of capital:
Institutional Class	—	(410,551)
Class R6	—	(212,127)

(c)
The dollar amounts disclosed are the total from fund share transaction of the Institutional Class shares, Class A shares, Class C shares and Class R6 shares of the Predecessor Fund. See Note D of the Notes to Financial Statements for additional information.

See Notes to Financial Statements

Notes to Financial Statements ETF Trustß
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman ETF Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated December 8, 2021. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman China Equity ETF ("China Equity ETF"), Neuberger Berman Commodity Strategy ETF ("Commodity Strategy ETF"), Neuberger Berman Core Equity ETF ("Core Equity ETF"), Neuberger Berman Disrupters ETF ("Disrupters ETF"), Neuberger Berman Growth ETF ("Growth ETF"), Neuberger Berman Japan Equity ETF ("Japan Equity ETF"), Neuberger Berman Option Strategy ETF ("Option Strategy ETF") and Neuberger Berman Small-Mid Cap ETF ("Small-Mid Cap ETF") (each individually a "Fund," and collectively, the "Funds") are separate operating series of the Trust, each of which (except China Equity ETF, Core Equity ETF, Disrupters ETF and Growth ETF) is diversified. Each Fund offers and issues shares of beneficial interest ("Shares"). Shares of a Fund represent an equal proportionate interest in the Fund. Each of Core Equity ETF, Growth ETF, Japan Equity ETF and Small-Mid Cap ETF had no operations until July 31, 2024, December 18, 2024, September 11, 2024 and March 20, 2024, respectively, other than matters relating to each Fund's organization and its registration of shares under the 1933 Act. As further described in Note A-2, each of Commodity Strategy ETF, China Equity ETF and Option Strategy ETF commenced operations as an ETF following its respective reorganization from a mutual fund.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Commodity Strategy ETF invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the "CS Subsidiary"), which is organized under the laws of the Cayman Islands. Commodity Strategy ETF is and expects to remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.
As of August 31, 2025, the value of Commodity Strategy's ETF investment in the CS Subsidiary was as follows:

Investment in CS Subsidiary	Percentage of Net Assets
$47,619,164	18.8%
2
Reorganizations: Pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees of the applicable trust, the following funds (each, a "Predecessor Fund" and collectively the "Predecessor Funds") were each reorganized into a newly organized series of the Trust (each, a "New Fund" and collectively, the "New Funds") (each, a "Reorganization") as of the close of business on the dates noted below (each, a "Closing Date"). Shares of each New Fund were initially listed on the NYSE Arca, Inc. (the "Exchange") on the dates noted below.
ß
Notes to Consolidated Financial Statements for Commodity Strategy ETF

Predecessor Fund	New Fund	Closing Date	Initial Listing Date on the Exchange
Neuberger Berman Commodity Strategy Fund	Commodity Strategy ETF	October 21, 2022	October 24, 2022
Neuberger Berman Greater China Equity Fund	China Equity ETF	October 13, 2023	October 16, 2023
Neuberger Berman U.S. Equity Index PutWrite Strategy Fund	Option Strategy ETF	January 26, 2024	January 29, 2024
Each New Fund was organized solely in connection with its respective Reorganization for the purpose of acquiring the assets and liabilities of its respective Predecessor Fund and continuing the operations of the Predecessor Fund as an ETF. Each New Fund had no investment operations or performance history prior to the Closing Date. Each New Fund is the surviving legal entity, but has adopted the performance, cost basis of securities received and financial history of its respective Predecessor Fund, which is included in these financial statements. Each Reorganization was structured to be a tax-free reorganization under the U.S. Internal Revenue Code. In connection with each Reorganization, shareholders of a Predecessor Fund received shares of the New Fund equal in value to the number of shares of the Predecessor Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the New Fund, which cash payment may have been taxable. Each New Fund (except China Equity ETF as noted below) has the same investment adviser, investment objective and fundamental investment policies and substantially similar principal investment strategies as its Predecessor Fund. China Equity ETF is managed by the same investment adviser, NBIA, as the Predecessor Fund but has different principal investment strategies, no longer has a subadviser and does not have the same portfolio managers as the Predecessor Fund. Effective as of the close of business on its Closing Date, each Predecessor Fund ceased operations in connection with the consummation of its Reorganization.
3
Consolidation: The accompanying financial statements of Commodity Strategy ETF present the consolidated accounts of Commodity Strategy ETF and the CS Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

4
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, exchange-traded funds and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider several factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Trust's Board of Trustees (the "Board") designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
5
Foreign currency translations: The accounting records of the Funds and the CS Subsidiary are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.

6
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as a Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations.

7
Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to qualify or to continue to qualify for, treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed each Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.

The CS Subsidiary is a controlled foreign corporation under the U.S. Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, Commodity Strategy ETF will include in its taxable income its share of the CS Subsidiary’s current earnings and profits (including net realized gains). Any deficit generated by the CS Subsidiary will be disregarded for purposes of computing Commodity Strategy ETF's taxable income in the current period and also disregarded for all future periods.
For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at August 31, 2025 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
China Equity ETF	$6,042,207	$1,549,131	$126,476	$1,422,655
Commodity Strategy ETF	345,199,040	8,786,127	116,460,836	(107,674,709)
Core Equity ETF	339,606,291	53,559,008	5,240,300	48,318,708
Disrupters ETF	20,732,509	6,415,307	271,584	6,143,723
Growth ETF	11,016,967	1,538,865	218,796	1,320,069
Japan Equity ETF	30,630,471	5,359,763	1,214,875	4,144,888
Option Strategy ETF	437,066,000	2,549,504	4,667,472	(2,117,968)
Small-Mid Cap ETF	179,862,316	14,459,722	12,145,439	2,314,283
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds. For the year ended August 31, 2025, the Funds recorded permanent reclassifications related to one or more of the following: net operating losses written off, wholly owned subsidiary income & gain (loss), deemed distributions on shareholder redemptions, non-deductible excise tax, prior year true up adjustments, and gains (losses) & tax adjustments on securities redeemed in kind. For the year ended August 31, 2025, the Funds recorded the following permanent reclassifications:

	Paid-in Capital	Total Distributable Earnings/(Losses)
China Equity ETF	$—	$—
Commodity Strategy ETF	18,615,498	(18,615,498)
Core Equity ETF	727,003	(727,003)
Disrupters ETF	757,380	(757,380)
Growth ETF	(42)	42
Japan Equity ETF	—	—
Option Strategy ETF	—	—
Small-Mid Cap ETF	(225,692)	225,692

The tax character of distributions paid during the years ended August 31, 2025, and August 31, 2024, was as follows:

	Distributions Paid From:
	Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
	2025	2024	2025	2024	2025	2024	2025	2024
China Equity ETF	$69,534	$—	$—	$—	$—	$—	$69,534	$—
Commodity Strategy ETF	9,842,279	10,388,667	—	—	—	—	9,842,279	10,388,667
Core Equity ETF	1,207,938	— (a)	—	— (a)	—	— (a)	1,207,938	— (a)
Disrupters ETF	—	—	—	—	—	—	—	—
Growth ETF	— (b)	—	— (b)	—	— (b)	—	— (b)	—
Japan Equity ETF	132,168 (c)	—	— (c)	—	— (c)	—	132,168 (c)	—
Option Strategy ETF	30,924,624	16,777,992 (d)(e)(f)	—	— (d)(e)(f)	8,105,012	4,514,912 (d)(e)(f)	39,029,636	21,292,904 (d)(e)(f)
Small-Mid Cap ETF	466,665	— (g)	—	— (g)	—	— (g)	466,665	— (g)

(a)	Period from July 31, 2024 (Commencement of Operations) to August 31, 2024.
(b)	Period from December 18, 2024 (Commencement of Operations) to August 31, 2025.
(c)	Period from September 11, 2024 (Commencement of Operations) to August 31, 2025.
(d)
On June 29, 2023, the Neuberger Berman Alternative Funds' Board of Trustees approved a change in fiscal year end from October 31 to August 31 for the Predecessor Fund. This change was effective beginning with the fiscal period, November 1, 2023.

(e)	Period from November 1, 2023 to August 31, 2024.
(f)	Amounts disclosed for 2024 are inclusive of the respective Predecessor Fund.
(g)	Period from March 20, 2024 (Commencement of Operations) to August 31, 2024.
As of August 31, 2025, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
China Equity ETF	$127,205	$—	$1,424,598	$(17,788,819)	$(5,735)	$(16,242,751)
Commodity Strategy ETF	20,655,976	—	(107,696,225)	(2,469,160)	(105)	(89,509,514)
Core Equity ETF	1,481,659	—	48,318,708	(591,721)	(8,358)	49,200,288
Disrupters ETF	—	—	6,143,723	(545,013)	—	5,598,710
Growth ETF(a)	25,058	—	1,320,069	(38,254)	(3,922)	1,302,951
Japan Equity ETF(b)	951,513	—	4,144,815	(379,187)	(14,837)	4,702,304
Option Strategy ETF	—	—	(2,117,968)	—	(2,030)	(2,119,998)
Small-Mid Cap ETF	469,631	—	2,314,283	(5,225,855)	(55,436)	(2,497,377)

(a)	Period from December 18, 2024 (Commencement of Operations) to August 31, 2025.
(b)	Period from September 11, 2024 (Commencement of Operations) to August 31, 2025.
The temporary differences between book basis and tax basis distributable earnings are primarily related to one or more of the following: losses disallowed and/or recognized on wash sales, amortization of organizational expenses, amortization of bond premium, mark-to-market adjustments on passive foreign investment companies ("PFICs"), wholly owned subsidiary inclusions, and tax adjustments related to other investments.
To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at August 31, 2025, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:

	Capital Loss Carryforwards
	Long-Term	Short-Term
China Equity ETF	$11,504,118	$6,284,701
Commodity Strategy ETF	71,411	2,397,749
Core Equity ETF	—	591,721
Disrupters ETF	—	501,284 *
Growth ETF	—	38,254
Japan Equity ETF	—	379,187
Small-Mid Cap ETF	3,219,480	2,006,375

*	Future utilization of losses may be limited under current tax regulations.
During the year ended August 31, 2025, China Equity, Commodity Strategy, Disrupters and Option Strategy utilized capital loss carryforwards of $514,203, $166,292, $120,083 and $16,618,179, respectively.
Option Strategy determines the amount of its monthly distribution to pay based on a combination of expected premiums and gains (collectively referred to as "premiums") from writing put options, the portion of such premiums to be included in such distribution and interest from the Fund’s fixed income investments, net of expenses, during that period. As a result of such distribution strategy, the Fund’s distributions are expected to exceed its earnings and profits in some or all tax years, and consequently, all or a portion of the distributions made for a taxable year may be characterized as a return of capital to shareholders.
Under current tax regulations, capital losses realized on investment transactions after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the current tax rules, the Funds may also defer any realized late-year ordinary losses as occurring on the first day of the following fiscal year. Late-year ordinary losses represent ordinary losses realized on investment transactions after December 31 and specified losses (ordinary losses from the sale, exchange, or other disposition of property, net foreign currency losses and net PFICs mark to market losses) realized on investment transactions after October 31. For the year ended August 31, 2025, the Funds elected to defer the following late-year ordinary losses and post October capital losses:

	Late-Year Ordinary Loss Deferral	Post October Capital Loss Deferral
Disrupters ETF	$43,729	$—
8
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

9
Distributions to shareholders: Each Fund may earn income, net of expenses, daily on its investments. Except for Option Strategy ETF, as noted below, distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in December) and are recorded on the ex-date.

Option Strategy ETF generally distributes net investment income, including short-term capital gains, if any, monthly and net realized capital gains, if any, annually.

10
Organization expenses: Costs incurred by Core Equity ETF, Growth ETF and Japan Equity ETF in connection with each organization, which amounted to $56,408, $83,004 and $101,622, respectively, and are reflected in "Organization expenses" in the Statements of Operations, have been expensed as incurred.

11
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

The Chinese economy, industries, and securities and currency markets may be adversely affected by slow economic activity worldwide, protectionist trade policies, dependence on exports and international trade, currency devaluations and other currency exchange rate fluctuations, restrictions on monetary repatriation.
Investing in companies controlled by various Chinese governmental authorities involves risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, or confiscatory taxation could adversely affect the performance of such companies.
The Japanese economy may be subject to economic, political and social instability, which could have an adverse effect on the Japanese securities held by a Fund. The Japanese market can experience significant volatility due to exchange rates, social, political, regulatory, economic or environmental events and natural disasters that may occur in Japan. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The Japanese economy is characterized by government intervention and protectionism, reliance on oil imports, an unstable financial services sector, relatively high unemployment, a highly regulated labor market, an aging demographic, declining population, and large government debt. As such, economic growth is heavily dependent on continued growth in international trade, relatively low commodities prices, government support of the financial services sector and other government policies.
Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
12
Investment company securities and other exchange-traded funds: The Funds may invest in shares of other registered investment companies, including other exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the Securities and Exchange Commission ("SEC"), particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if a Fund complies with the conditions of the Rule. Shareholders of a Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
13
When-issued/delayed delivery securities: Commodity Strategy ETF and Option Strategy ETF may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to a Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on a Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Commodity Strategy ETF may also enter into a TBA agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by a Fund. Certain transactions will require a Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
14
Derivative instruments: Certain Funds' use of derivatives during the year ended August 31, 2025, is described below. Please see the Schedule of Investments for each Fund's open positions in derivatives, if any, at August 31, 2025. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund’s investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless a Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Futures contracts: During the year ended August 31, 2025, Commodity Strategy ETF used commodity futures contracts (through investments in the CS Subsidiary) to provide investment exposure to individual commodities, as well as to manage and/or adjust the risk profile of the Fund.
At the time a Fund or CS Subsidiary enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund or CS Subsidiary as unrealized gains or losses.
Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, a Fund or CS Subsidiary recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to a Fund or CS Subsidiary because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, a Fund or CS Subsidiary is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.
For U.S. federal income tax purposes, the futures transactions undertaken by a Fund or CS Subsidiary may cause the Fund or CS Subsidiary to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund or CS Subsidiary. Also, a Fund’s or CS Subsidiary's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Fund’s or CS Subsidiary's taxable income.
Options: During the year ended August 31, 2025, Option Strategy ETF used options written primarily to gain exposure to securities, markets, sectors or geographical areas and also to enhance total return and gain exposure more efficiently than through a direct purchase of the underlying security.
Premiums received by a Fund upon writing a call option or a put option are recorded in the liability section of the Fund’s Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the liability is eliminated.
When a fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that a Fund has written expires unexercised, a Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.
At August 31, 2025, the Funds listed below had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

	Asset Derivatives		Liability Derivatives
Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Commodity Strategy ETF
Futures
Commodity risk	Receivable/Payable for accumulated variation margin on futures contracts	$8,468,676	Receivable/Payable for accumulated variation margin on futures contracts	$(4,492,202)
Option Strategy ETF
Options written
Equity risk	—	—	Option contracts written, at value	(3,490,608)
The impact of the use of these derivative instruments on the Statements of Operations during the year ended August 31, 2025, was as follows:

Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Commodity Strategy ETF
Futures
Commodity risk	$15,001,037	4,549,693

Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Option Strategy ETF
Options written
Equity risk	$36,544,012	$(1,187,948)

(a)	Net realized gain/(loss) on derivatives is located in the Statements of Operations each under the caption, "Net realized gain/(loss) on:"

Futures	Expiration or closing of futures contracts
Options written	Expiration or closing of option contracts written

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statements of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Futures	Futures contracts
Options written	Option contracts written
While the Funds may receive rights and warrants in connection with their investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.
Management has concluded that China Equity ETF, Core Equity ETF, Disrupters ETF, Growth ETF, Japan Equity ETF, and Small-Mid Cap ETF did not hold any derivative instruments during the year ended August 31, 2025 that require additional disclosures pursuant to ASC 815.
15
Securities lending: Each Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and a Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included on the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the applicable Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to that Fund.
As of August 31, 2025, the Fund listed below had outstanding loans of securities to certain approved brokers with a value as follows:

Value of Securities Loaned
Growth ETF	$149,384

As of August 31, 2025, the Fund listed below had outstanding loans of securities to certain approved brokers for which the Fund received collateral as follows:
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Common Stocks
Growth ETF	$152,649	$—	$—	$—	$152,649

(a)	Amounts represent the payable for collateral received for loaned securities.
16
Offsetting assets and liabilities: The Funds are required to disclose both gross and net information for assets and liabilities related to over-the-counter derivatives, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. Growth ETF held one or more of these investments at August 31, 2025. The Fund's securities lending assets at fair value are reported gross in the Statements of Assets and Liabilities. The following tables present securities lending assets by counterparty and net of the related collateral received by a Fund as of August 31, 2025.

Description	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Growth ETF
Securities lending	$149,384	$—

Gross Amounts Not Offset in the Statements of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
Growth ETF
SSB	$149,384	$—	$(149,384)	$—	$—	$—	$—	$—
Total	$149,384	$—	$(149,384)	$—	$—	$—	$—	$—

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A Net Amount greater than zero represents amounts subject to loss as of August 31, 2025, in the event of a counterparty failure. A Net Amount less than zero represents amounts under-collateralized to each counterparty as of August 31, 2025.

17
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.

18
Segment reporting: In this reporting period, each Fund adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. Each Fund's investment manager acts as the Funds' CODM. The CODM has determined that each Fund has a single operating segment because the CODM monitors the operating results of each Fund as a whole and evaluates performance in accordance with each Fund's principal investment strategies as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. Each Fund's total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for each Fund's single segment are consistent with that presented within each Fund's financial statements.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
Disrupters ETF:
The Fund retains NBIA as investment manager under a Management Agreement. Under the Management Agreement, Management is responsible for choosing the Fund’s investments and handling its day-to-day business. In addition, Management provides to the Fund certain Fund services and administrative services as specified in the Management Agreement.
China Equity ETF, Commodity Strategy ETF, Core Equity ETF, Growth ETF, Japan Equity ETF, Option Strategy ETF and Small-Mid Cap ETF:
Each Fund retains NBIA as investment manager under a Management Agreement. Under the Management Agreement, Management is responsible for choosing a Fund’s investments and handling its day-to-day business and certain Fund services.

For such investment management services, each Fund pays NBIA monthly, an investment management fee at an annual rate as a percentage of average daily net assets according to the following table:
	First $250 million	Next $250 million	Next $250 million	Next $250 million	Next $500 million	Next $2.5 billion	Thereafter
China Equity ETF	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Commodity Strategy ETF and CS Subsidiary(a)	0.50%	0.475%	0.45%	0.425%	0.40%	0.375%	0.35%
Core Equity ETF (b)	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Disrupters ETF (b)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Growth ETF (b)	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Japan Equity ETF (b)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Option Strategy ETF	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Small-Mid Cap ETF (c)	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%

(a)	Less the net assets of the CS Subsidiary for Commodity Strategy ETF.
(b)
NBIA has contractually agreed to waive its management fee by 0.10% of Core Equity ETF and Disrupters
ETF's average net assets. This undertaking lasts until April 8, 2026 (August 31, 2026 for Core Equity ETF)
and may not be terminated during its term without the consent of the Board. NBIA has contractually agreed to waive its management fee by 0.13% and 0.20% of Growth ETF and Japan Equity ETF's average net assets, respectively. This undertaking lasts until August 31, 2026 and may not be terminated during its term without the consent of the Board. The fee waiver for each of Core Equity ETF, Growth ETF and Japan Equity
ETF will not reduce expenses below the contractual expense limitation agreement described below.
Management fees contractually waived are not subject to recovery by NBIA.

(c)	Prior to April 1, 2025, the management fee was 0.60%.
Management fees waived for the year ended August 31, 2025 were as follows:

Fund	Percentage of Average Daily Net Assets	Effective Date(s)	Management Fees Waived for the Year Ended August 31, 2025
Core Equity ETF	0.10%	7/31/2024	$273,340
Disrupters ETF	0.10%	4/6/2022	$22,226
Growth ETF	0.13%	12/18/2024	$9,689
Japan Equity ETF	0.20%	9/11/2024	$42,056

Accordingly, for the year ended August 31, 2025, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of the Fund's average daily net assets, as follows:

Effective Rate
Commodity Strategy ETF(a)	0.50%
CS Subsidiary	0.50%
Core Equity ETF	0.20%
Disrupters ETF	0.55%
Growth ETF	0.34%
Japan Equity ETF	0.40%

(a)	Less the net assets of the CS Subsidiary.
Disrupters ETF:
NBIA has contractually agreed to pay all operating expenses of the Fund, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) brokerage expenses, including commissions, and other transaction costs; (iii) acquired fund fees and expenses; (iv) dividend and interest expenses relating to short sales; (v) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (vi) the compensation payable to NBIA under this Agreement; (vii) securities lending expenses; (viii) litigation expenses and tax reclaim expenses; (ix) indemnification expenses; and (x) any expenses determined to be extraordinary expenses by the Board. With the Fund's consent, Management may subcontract to third parties some of its responsibilities to the Fund under the Management Agreement and may compensate each such third party that provides such services. Certain expenses that are outside of the investment management fee, as described above, may be applicable to multiple funds within the complex of related investment companies and such allocations are handled as follows: Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company (e.g., the Fund) are allocated among the Fund and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.
China Equity ETF, Commodity Strategy ETF, Core Equity ETF, Growth ETF, Japan Equity ETF, Option Strategy ETF and Small-Mid Cap ETF:
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of each Fund so that the total annual operating expenses do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The expenses of the CS Subsidiary are included in the total expenses used to calculate the reimbursement, which Commodity Strategy ETF has agreed to share with the CS Subsidiary. For the year ended August 31, 2025, the expenses of the CS Subsidiary amounted to $308,112. Prior to each Reorganization, each Predecessor Fund incurred fees and engaged in transactions with affiliates. Expenses, other than management fees, which include balances of each Predecessor Fund and its respective Fund, as shown in the respective Fund's Statement of Operations were expenses incurred by that Predecessor Fund.
China Equity ETF, Commodity Strategy ETF, Core Equity ETF, Growth ETF, Japan Equity ETF, Option Strategy ETF and Small-Mid Cap ETF have agreed that they will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the respective Fund's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the respective Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the year ended August 31, 2025, there was no repayment to NBIA under these agreements.
At August 31, 2025, the Funds' contingent liabilities to NBIA under the agreements were as follows:

			Expenses Reimbursed in Year Ended August 31,
			2023	2024	2025
			Subject to Repayment until August 31,
Fund	Contractual Expense Limitation(a)	Expiration	2026	2027	2028
China Equity ETF	0.74%(b)	8/31/28	$226,862	$285,356	$261,431
Commodity Strategy ETF	0.64%(c)	8/31/28	269,368	290,488	251,427
Core Equity ETF	0.29%(d)	8/31/26	—	155,888 (e)	349,629
Growth ETF	0.43%(f)	8/31/26	—	—	251,636 (g)
Japan Equity ETF	0.49%(h)	8/31/26	—	—	358,269 (i)
Option Strategy ETF	0.55%(j)	8/31/28	152,800 (k)	183,251 (l)	107,820
Small-Mid Cap ETF	0.64%(m)	8/31/28	—	178,213 (n)	202,389

(a)	Expense limitation per annum of the Fund's average daily net assets.
(b)	Expenses waived or reimbursed prior to the close of business on October 13, 2023, are of the Predecessor Fund which had a contractual expense limitation of 1.50% for its Institutional Class.
(c)	Expenses waived or reimbursed prior to the close of business on October 21, 2022, are of the Predecessor Fund which had a contractual expense limitation of 0.73% for its Institutional Class.
(d)
0.29% per annum of the Fund's average net assets until 8/31/26 after taking into account the contractual management fee waiver discussed above, 0.39% per annum of the Fund's average net assets from 9/1/26 to 8/31/28.

(e)	Period from July 31, 2024 (Commencement of Operations) to August 31, 2024.
(f)
0.43% per annum of the Fund's average net assets until 8/31/26 after taking into account the contractual management fee waiver discussed above, 0.56% per annum of the Fund's average net assets from 9/1/26 to 8/31/28.

(g)	Period from December 18, 2024 (Commencement of Operations) to August 31, 2025.
(h)
0.49% per annum of the Fund's average net assets until 8/31/26 after taking into account the contractual management fee waiver discussed above, 0.69% per annum of the Fund's average net assets from 9/1/26 to 8/31/28.

(i)	Period from September 11, 2024 (Commencement of Operations) to August 31, 2025.
(j)
Expenses waived or reimbursed prior to the close of business on January 26, 2024, are of the Predecessor
Fund which had a contractual expense limitation of 0.65% until January 11, 2024. Effective January 12,
2024, the contractual expense limitation changed to 0.55% for its Institutional Class.

(k)	Year ended October 31.
(l)	Period from November 1, 2023 to August 31, 2024.
(m)	Prior to April 1, 2025, the contractual expense limitation was 0.73%.
(n)	Period from March 20, 2024 (Commencement of Operations) to August 31, 2024.
NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.

Each of China Equity ETF, Commodity Strategy ETF, Core Equity ETF, Growth ETF, Japan Equity ETF, Option Strategy ETF and Small-Mid Cap ETF retains NBIA as its administrator under an Administration Agreement. Each Fund pays NBIA monthly a fee at the annual rate of 0.09% of the respective Fund's average daily net assets. Under the Administration Agreement, the CS Subsidiary does not pay an annual administration fee.
Neuberger Berman BD LLC (the "Distributor") serves as the distributor in connection with the continuous offering of each Fund’s shares. Each Fund (except China Equity ETF, Commodity Strategy ETF, and Option Strategy ETF) also has a distribution agreement that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). Under their distribution plans (each a Plan, collectively, the "Plans") if a Service Provider provides distribution services, a Fund would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plans. 12b-1 fees may only be imposed after approval by the Board.
For the year ended August 31, 2025, China Equity ETF recorded a capital contribution from Management in the amount of $3,342. This amount was paid in connection with losses incurred in the execution of a trade.
Note C—Securities Transactions:
During the year ended August 31, 2025, there were purchase and sale transactions of long-term securities (excluding futures and option written, if any) and in-kind capital share transactions as follows:

	Transactions of Long-Term Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales
China Equity ETF	$7,918,985	$7,823,231	$—	$—
Commodity Strategy ETF	163,529,210	135,739,059	—	—
Core Equity ETF	123,050,398	121,654,473	129,660,033	7,693,344
Disrupters ETF	7,346,208	7,396,576	6,966,348	2,600,403
Growth ETF	3,210,169	3,059,335	10,824,746	—
Japan Equity ETF	13,854,508	13,105,772	29,462,928	—
Option Strategy ETF(a)	598,057,644	432,042,105	—	—
Small-Mid Cap ETF	74,215,559	74,094,251	62,573,344	71,369,668

(a)	Includes purchases and sales of U.S. Government and Agency Obligations of $219,017,168 and $67,080,859, respectively.
During the year ended August 31, 2025, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
The Funds issue or redeem capital shares in aggregation of a specified number of shares (each, a "Creation Unit") to certain institutional investors (typically market makers or other broker-dealers) on a continuous basis through the Distributor. Currently, the number of shares that constitutes a Creation Unit is 25,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities, cash or a combination thereof, consistent with a Fund's investment objective, policies and disclosure.

Share activity for the year ended August 31, 2025, was as follows:
Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
China Equity ETF	—	—	—	—
Commodity Strategy ETF	3,475,000	—	(3,200,000)	275,000
Core Equity ETF	4,600,000	—	(325,000)	4,275,000
Disrupters ETF	225,000	—	(100,000)	125,000
Growth ETF(a)	450,001	—	—	450,001
Japan Equity ETF(b)	1,200,001	—	—	1,200,001
Option Strategy ETF	3,775,000	—	(4,175,000)	(400,000)
Small-Mid Cap ETF	2,550,000	—	(3,125,000)	(575,000)

(a)	Period from December 18, 2024 (Commencement of Operations) to August 31, 2025.
(b)	Period from September 11, 2024 (Commencement of Operations) to August 31, 2025.
Share activity for the year ended August 31, 2024, was as follows:

Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
China Equity ETF(a)	175,001	—	(3,757)	171,244
Commodity Strategy ETF	2,825,000	—	(4,150,000)	(1,325,000)
Core Equity ETF(b)	8,675,001	—	—	8,675,001
Disrupters ETF	250,000	—	(75,000)	175,000
Option Strategy ETF(c)(d)	16,610,726	197,922	(30,204,430)	(13,395,782)
Small-Mid Cap ETF(e)	7,575,001	—	—	7,575,001

(a)	After the close of business on October 13, 2023, the Predecessor Fund was reorganized into China Equity ETF. The share activities disclosed include those of the Predecessor Fund's Institutional Class.
(b)	Period from July 31, 2024 (Commencement of Operations) to August 31, 2024.
(c)
Share activity is for the period from November 1, 2023 to August 31, 2024. The share activities disclosed include those of the Predecessor Fund's Institutional Class and Class R6 shares sold of 14,560,725 and
36,668, shares issued on reinvestment of dividends and distributions of 197,922 and 80,498, shares redeemed of 26,254,430 and 14,252,049, respectively.

(d)	After the close of business on January 26, 2024, the Predecessor Fund was reorganized into Option Strategy ETF.
(e)	Period from March 20, 2024 (Commencement of Operations) to August 31, 2024.

Share activity for the year ended October 31, 2023, was as follows:

Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Option Strategy ETF(a)	14,875,351 (b)	2,707,514 (c)	(19,903,238)(d)	(2,320,373)

(a)	After the close of business on January 26, 2024, the Predecessor Fund was reorganized into Option Strategy ETF. Share activities disclosed are that of the Predecessor Fund.
(b)	Includes shares of Institutional Class 8,759,802, Class A 334,268, Class C 12,016 and Class R6 5,769,265.
(c)	Includes shares of Institutional Class 1,787,154, Class A 25,061, Class C 3,718 and Class R6 891,581.
(d)	Includes shares of Institutional Class (9,654,329), Class A (886,246), Class C (147,978) and Class R6 (9,214,685).
The dollar amounts disclosed in the Statements of Changes and referenced in footnote (b) following the Statements of Changes are the totals from fund share transactions of the Institutional Class shares, Class A shares, and Class C shares of the Predecessor Fund of China Equity ETF. The dollar amounts disclosed in the Statements of Changes and referenced in footnote (c) following the Statements of Changes are the totals from fund share transactions of the Institutional Class shares, Class A shares, Class C shares and Class R6 shares of the Predecessor Fund of Option Strategy ETF:

	For the Year Ended August 31, 2024
	Proceeds from Shares Sold	Proceeds from Reinvestment of Dividends and Distributions	Payments for Shares Redeemed	Total
China Equity ETF
Institutional Class	$4,190,902	$—	$(93,466)	$4,097,436
Class A	—	—	—	—
Class C	—	—	—	—
Option Strategy ETF
Institutional Class	213,019,464	2,159,325	(123,920,246)	91,258,543 (a)
Class A	—	—	—	—
Class C	—	—	—	—
Class R6	394,003	879,034	(156,311,519)	(155,038,482)(b)

	For the Year Ended October 31, 2023
	Proceeds from Shares Sold	Proceeds from Reinvestment of Dividends and Distributions	Payments for Shares Redeemed	Total
Option Strategy ETF
Institutional Class	$92,467,048	$18,657,876	$(100,698,979)	$10,425,945
Class A	3,530,220	260,171	(9,670,216)	(5,879,825)
Class C	120,653	37,371	(1,548,537)	(1,390,513)
Class R6	60,530,697	9,307,299	(97,343,754)	(27,505,758)

(a)	Period from November 1, 2023 to August 31, 2024.
(b)	Period from November 1, 2023 to January 12, 2024.
A standard creation or redemption transaction fee is imposed to offset transfer and other costs associated with the issuance and redemption of Creation Units and is charged to the Authorized Participant and paid directly to State Street Bank and Trust Company, which serves as the transfer agent. The Authorized Participant may also be required to pay a variable transaction fee to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses with respect to transactions in Creation Units for cash, which are treated as increases in capital. The Manager may adjust and/or waive all or some of the transaction fees from time to time. These variable fees, if any, are reflected in "Proceeds from shares sold" in the Statements of Changes in Net Assets.
Note E—Line of Credit:
At August 31, 2025, each Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple SOFR plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. Each Fund that is a participant has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by such Fund and other costs incurred by such Fund (for Disrupters ETF, the pro rata share of the commitment fee and any other Credit Facility cost shared by the participants are covered under the investment management fee described further in Note B). Because several funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for any Fund under the Credit Facility at August 31, 2025. During the year ended August 31, 2025, none of the Funds utilized the Credit Facility.
Note F—Recent Accounting Pronouncement:
In December 2023, FASB issued Accounting Standards Update No. 2023-09, "Improvements to Income Tax Disclosures" ("ASU 2023-09"). ASU 2023-09 clarifies the guidance in ASC 740 "Income Taxes" to enhance the transparency and decision-usefulness of income tax disclosures, particularly in the rate reconciliation table and disclosures about income taxes paid. The amendments are intended to address investors’ requests for income tax disclosures that provide more information to help them better understand an entity’s exposure to potential changes in tax laws and the ensuing risks and opportunities and to assess income tax information that affects cash flow forecasts and capital allocation decisions. ASU 2023-09 is effective for annual reporting periods beginning after December 15, 2024. ASU 2023-09 is effective for Growth ETF and Management has determined that there is no material impact of the ASU on that Fund’s financial statements. For the remaining Funds, Management is currently evaluating the impact, if any, of applying ASU 2023-09.
Note G—Change in Fiscal Year End:
On June 29, 2023, the Neuberger Berman Alternative Funds' Board of Trustees approved a change in fiscal year end from October 31 to August 31 for the Option Strategy ETF Predecessor Fund. This change was effective beginning with the fiscal period, November 1, 2023.

Note H—Subsequent Event:
On July 23, 2025, the shareholders of Neuberger Berman Dividend Growth Fund (the "Merging Fund"), a series of the Neuberger Berman Equity Funds, approved the proposed reorganization of the Merging Fund into Core Equity ETF (the "Acquiring ETF") (the "Merger"). The Merger was completed as of the close of business on October 17, 2025, and the Merging Fund shareholders became shareholders of the Acquiring ETF on that date. The Merger qualified as a tax-free reorganization for federal income tax purposes.

Financial Highlights

The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or Losses on Securities (both realized and unrealized)	Total Income (Loss) From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
China Equity ETF[d]

8/31/2025	$22.43	$0.42	$8.44	$8.86	$(0.29)	$—	$—
8/31/2024	$25.44	$0.54	$(3.55)	$(3.01)	$—	$—	$—
8/31/2023[g]	$30.58	$(0.11)	$(4.78)	$(4.89)	$(0.25)	$—	$(0.00)
8/31/2022[g]	$45.64	$0.21	$(12.73)	$(12.52)	$(0.32)	$(2.22)	$—
8/31/2021[g]	$40.43	$0.32	$5.14	$5.46	$(0.25)	$—	$—

Commodity Strategy ETF[i,j]

8/31/2025	$21.11	$0.90	$2.00	$2.90	$(1.09)	$—	$—
8/31/2024	$22.68	$1.06	$(1.73)	$(0.67)	$(0.90)	$—	$—
8/31/2023	$25.91	$0.86	$(1.02)	$(0.16)	$(3.07)	$—	$—
Period from 11/1/2021 to 8/31/2022[k,l]	$34.57	$0.04	$2.65	$2.69	$(11.35)	$—	$—
10/31/2021	$22.52	$(0.09)	$12.27	$12.18	$(0.13)	$—	$—
10/31/2020	$26.60	$0.18	$(3.82)	$(3.64)	$(0.44)	$—	$—

Core Equity ETF

8/31/2025	$26.05	$0.25	$3.80	$4.05	$(0.13)	$—	$—
Period from 7/31/2024[q] to 8/31/2024	$25.49	$0.03	$0.53	$0.56	$—	$—	$—

Disrupters ETF

8/31/2025	$29.61	$(0.02)	$4.90	$4.88	$—	$—	$—
8/31/2024	$23.27	$(0.04)	$6.38	$6.34	$—	$—	$—
8/31/2023	$19.43	$(0.05)	$3.89	$3.84	$—	$—	$—
Period from 4/6/2022[q] to 8/31/2022	$24.02	$(0.01)	$(4.58)	$(4.59)	$—	$—	$—

Growth ETF

Period from 12/18/2024[q] to 8/31/2025	$24.23	$0.05	$2.89	$2.94	$—	$—	$—

Japan Equity ETF

Period from 9/11/2024[q] to 8/31/2025	$25.00	$0.33	$4.26	$4.59	$(0.18)	$—	$—

See Notes to Financial Highlights

Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[c]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.29)	$0.01	$31.01	39.92%[e]	$7.3	5.00%	0.74%	1.64%	130%
$—	$—	$22.43	(11.84)%[f]	$5.3	7.20%	0.77%	2.30%	231%
$(0.25)	$—	$25.44	(16.10)%	$1.7	2.79%	1.51%[h]	(0.38)%	45%
$(2.54)	$—	$30.58	(28.71)%	$32.4	1.91%	1.51%	0.55%	53%
$(0.25)	$—	$45.64	13.54%	$61.3	1.80%	1.51%	0.66%	81%

$(1.09)	$—	$22.92	14.31%	$253.5	0.76%	0.64%	4.09%	102%
$(0.90)	$—	$21.11	(2.88)%	$227.7	0.76%	0.65%	4.87%	83%
$(3.07)	$—	$22.68	0.25%	$274.7	0.77%	0.66%	3.84%	61%
$(11.35)	$—	$25.91	13.67%[m]	$209.5	0.92%[n]	0.73%[n]	0.22%[n]	57%[m]
$(0.13)	$—	$34.57	54.44%[f]	$147.4	0.99%	0.74%	(0.36)%	56%
$(0.44)	$—	$22.52	(13.98)%	$89.4	0.99%	0.74%	0.74%	109%

$(0.13)	$—	$29.97	15.57%	$388.1	0.52%[o]	0.29%	0.93%	44%[p]
$—	$—	$26.05	2.18%[m]	$226.0	0.83%[n,o]	0.29%[n]	1.36%[n]	5%[m,p]

$—	$—	$34.49	16.47%	$26.9	0.65%	0.55%	(0.08)%	34%[p]
$—	$—	$29.61	27.26%	$19.4	0.65%	0.55%	(0.13)%	49%[p]
$—	$—	$23.27	19.77%	$11.1	0.65%	0.55%	(0.23)%	31%[p]
$—	$—	$19.43	(19.10)%[m]	$5.4	0.65%[n]	0.55%[n]	(0.17)%[n]	9%[m,p]

$—	$—	$27.17	12.11%[m]	$12.2	3.61%[n,o]	0.43%[n]	0.29%[n]	29%[m,p]

$(0.18)	$—	$29.41	18.53%[m]	$35.3	2.38%[n,o]	0.49%[n]	1.30%[n]	59%[m,p]

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or Losses on Securities (both realized and unrealized)	Total Income (Loss) From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Option Strategy ETF[r]

8/31/2025	$26.15	$1.02	$1.55	$2.57	$(1.03)	$(0.76)	$(0.47)
Period from 11/1/2023 to 8/31/2024[s]	$24.04	$1.01	$2.31	$3.32	$(0.94)	$—	$(0.27)
10/31/2023[t]	$22.91	$1.33	$1.27	$2.60	$(1.45)	$—	$(0.02)
10/31/2022[t]	$31.77	$0.73	$(3.69)	$(2.96)	$(0.64)	$(5.26)	$—
10/31/2021[t]	$25.09	$0.02	$6.71	$6.73	$(0.03)	$(0.02)	$—
10/31/2020[t]	$25.90	$0.32	$0.23	$0.55	$(0.37)	$(0.99)	$—

Small-Mid Cap ETF

8/31/2025	$26.21	$0.10	$(0.26)	$(0.16)	$(0.06)	$—	$—
Period from 3/20/2024[q] to 8/31/2024	$25.21	$0.03	$0.97	$1.00	$—	$—	$—

See Notes to Financial Highlights

Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[c]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(2.26)	$—	$26.46	10.30%	$436.6	0.58%	0.55%	3.92%	112%
$(1.21)	$—	$26.15	14.02%[m]	$442.0	0.62%[n]	0.57%[n]	4.38%[n]	39%[m]
$(1.47)	$—	$24.04	11.53%	$317.1	0.70%	0.65%	5.49%	19%
$(5.90)	$—	$22.91	(11.22)%	$293.4	0.70%	0.65%	2.87%	43%
$(0.05)	$—	$31.77	26.82%	$287.2	0.69%	0.65%	0.09%	38%
$(1.36)	$—	$25.09	2.22%	$235.6	0.74%	0.65%	1.31%	41%

$(0.06)	$—	$25.99	(0.62)%	$181.9	0.80%	0.70%	0.39%	39%[p]
$—	$—	$26.21	3.95%[m]	$198.5	0.92%[n,o]	0.73%[n]	0.26%[n]	12%[m,p]

Notes to Financial Highlights

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of each
Fund during the each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Each of Core Equity ETF, Disrupters
ETF, Growth ETF, Japan Equity ETF, and Small-Mid Cap ETF, has a limited performance history that should not be relied on. Past performance, particularly for brief periods of time, are not indicative of future returns.
Total return would have been lower if Management had not reimbursed and/or waived certain expenses and/or waived a portion of the investment management fee (for certain periods). Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

c	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
d	Financial highlights prior to the close of business on October 13, 2023 are of the Predecessor Fund.
e	Had China Equity ETF not received the voluntary contribution, the total return based on per share NAV for the year ended August 31, 2025 would have been 39.86%
f
The class action proceeds received in 2024 had no impact on the Fund's total return for the year ended
August 31, 2024. The class action proceeds received in 2021 had no impact on the Fund's total return for the year ended October 31, 2021.

g
After the close of business on October 6, 2023, the Predecessor Fund’s Institutional Class underwent a reverse stock split pursuant to a stock split ratio of 1:0.2842 (old to new) for Greater China Equity Fund.
The per share data presented here has been retroactively adjusted to reflect this split.

h
Represents the annualized ratio of net expenses to average daily net assets after utilization of the line of credit by China Equity ETF (2023) and/or reimbursement of expenses and/or waiver of a portion of the investment management fee by Management. Had China Equity ETF not utilized the line of credit, the annualized ratios of net expenses to average daily net assets would have been:

Year Ended August 31,
2023
China Equity ETF(1)	1.51%

(1) Amounts disclosed are that of the respective Predecessor Fund.

i	Financial highlights prior to the close of business on October 21, 2022 are of the Predecessor Fund.
j	Consolidated financial highlights. See Note A in the Notes to Consolidated Financial Statements.
k
After the close of business on October 14, 2022, the Predecessor Fund's Institutional Class underwent a reverse stock split pursuant to a stock split ratio of 1:0.2256 (old to new). The per share data presented here has been retroactively adjusted to reflect this split.

l	The Predecessor Fund has changed its fiscal year end from October 31 to August 31. This period represents the ten-month period from November 1, 2021 to August 31, 2022.
m	Not annualized.
n	Annualized.
o	Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.

Notes to Financial Highlights   (cont’d)

p	Portfolio turnover rate excludes securities received or delivered in-kind. Had the Funds listed below included securities received or delivered in-kind the portfolio turnover rate would have been:

	Year Ended August 31,
	2025	2024	2023	2022
Core Equity ETF	46%	5% (1)	—	—
Disrupters ETF	46%	64%	132%	9% (2)
Growth ETF	29% (3)	—	—	—
Japan Equity ETF	59% (4)	—	—	—
Small-Mid Cap ETF	72%	12% (5)	—	—

(1) Period from July 31, 2024 (Commencement of Operations) to August 31, 2024.
(2) Period from April 6, 2022 (Commencement of Operations) to August 31, 2022.
(3) Period from December 18, 2024 (Commencement of Operations) to August 31, 2025.
(4) Period from September 11, 2024 (Commencement of Operations) to August 31, 2025.
(5) Period from March 20, 2024 (Commencement of Operations) to August 31, 2024.

q	The date investment operations commenced.
r	Financial highlights prior to the close of business on January 26, 2024 are of the Predecessor Fund.
s	The Predecessor Fund has changed its fiscal year end from October 31 to August 31. This period represents the ten-month period from November 1, 2023 to August 31, 2024.
t
After the close of business on January 19, 2024, the Predecessor Fund’s Institutional Class underwent a reverse stock split pursuant to a stock split ratio of 1:0.4356 (old to new). The per share data presented here has been retroactively adjusted to reflect this split.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
Neuberger Berman ETF Trust and the Shareholders of:
Neuberger Berman China Equity ETF
Neuberger Berman Commodity Strategy ETF
Neuberger Berman Core Equity ETF
Neuberger Berman Disrupters ETF
Neuberger Berman Growth ETF
Neuberger Berman Japan Equity ETF
Neuberger Berman Option Strategy ETF
Neuberger Berman Small-Mid Cap ETF
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Neuberger Berman Commodity Strategy ETF (one of the series constituting the Neuberger Berman ETF Trust (the "Trust")), including the consolidated schedule of investments, as of August 31, 2025, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the "consolidated financial statements"). We have audited the accompanying statements of assets and liabilities of Neuberger Berman China Equity ETF, Neuberger Berman Core Equity ETF, Neuberger Berman Disrupters ETF, Neuberger Berman Growth ETF, Neuberger Berman Japan Equity ETF, Neuberger Berman Option Strategy ETF and Neuberger Berman Small-Mid Cap ETF (collectively, together with Neuberger Berman Commodity Strategy ETF, referred to as the "Funds") (seven of the series constituting the Trust), including the schedules of investments, as of August 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively, together with the consolidated financial statements, referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position, or the consolidated financial position, of each of the Funds (eight of the series constituting Neuberger Berman ETF Trust) at August 31, 2025, and the results, or the consolidated results, of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting Neuberger Berman ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Neuberger Berman China Equity ETF	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the five years in the period ended August 31, 2025
Neuberger Berman Commodity Strategy ETF	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the three years ended August 31, 2025, the period from November 1, 2021 to August 31, 2022 and each of the two years in the period ended October 31, 2021

Individual fund constituting Neuberger Berman ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Neuberger Berman Option Strategy ETF	For the year ended August 31, 2025	For the year ended August 31, 2025, the period from November 1, 2023 to August 31, 2024 and the year ended October 31, 2023	For the year ended August 31, 2025, the period from November 1, 2023 to August 31, 2024 and each of the four years in the period ended October 31, 2023
Neuberger Berman Disrupters ETF	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the three years ended August 31, 2025 and the period from April 6, 2022 (commencement of operations) to August 31, 2022
Neuberger Berman Small-Mid Cap ETF	For the year ended August 31, 2025	For the year ended August 31, 2025 and the period from March 20, 2024 (commencement of operations) to August 31, 2024	For the year ended August 31, 2025 and the period from March 20, 2024 (commencement of operations) to August 31, 2024
Neuberger Berman Core Equity ETF	For the year ended August 31, 2025	For the year ended August 31, 2025 and the period from July 31, 2024 (commencement of operations) to August 31, 2024	For the year ended August 31, 2025 and the period from July 31, 2024 (commencement of operations) to August 31, 2024
Neuberger Berman Japan Equity ETF	For the period from September 11, 2024 (commencement of operations) to August 31, 2025	For the period from September 11, 2024 (commencement of operations) to August 31, 2025	For the period from September 11, 2024 (commencement of operations) to August 31, 2025
Neuberger Berman Growth ETF	For the period from December 18, 2024 (commencement of operations) to August 31, 2025	For the period from December 18, 2024 (commencement of operations) to August 31, 2025	For the period from December 18, 2024 (commencement of operations) to August 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Neuberger Berman investment companies since 1954.
Boston, Massachusetts
October 22, 2025

Directory

Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC*
1290 Avenue of the Americas
New York, NY 10104-0002
Distributor
Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Custodian and Transfer Agent
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
* Administrator to all Funds, except Disrupters ETF.
For Shareholders, address correspondence to:
Neuberger Berman Funds
John Adams Building
1776 Heritage Drive
North Quincy, MA 02171
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Notice to Shareholders
For the fiscal period ended August 31, 2025, each Fund makes the following designation, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as Qualified Dividend Income. Complete information regarding each Fund’s Qualified Dividend Income distributions during the calendar year 2025 will be reported in conjunction with Form 1099-DIV.

Fund	Qualified Dividend Income
China Equity ETF	$149,169
Commodity Strategy ETF	—
Core Equity ETF	3,274,729
Disrupters ETF	—
Growth ETF	49,024
Japan Equity ETF	402,337
Option Strategy ETF	14,742
Small-Mid Cap ETF	1,944,068

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
877.628.2583
www.nb.com/ETF
Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund’s investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

X0207  10/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There was nothing to report with respect to this item.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There was nothing to report with respect to this item.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
There was nothing to report with respect to this item.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 13.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.
Item 15. Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.
Item 16.  Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.
Item 19.  Exhibits.
(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Alternative Funds’ Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025).

(a)(2)	Not applicable to the Registrant.
(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(4)	Not applicable to the Registrant.
(a)(5)	Not applicable to the Registrant.
(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman ETF Trust
By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President
Date:  October 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President
Date: October 29, 2025
By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer
Date: October 29, 2025